1933 Act Registration No. 333-59882

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective     [X] Post-Effective
                          Amendment No.         Amendment No. 1


                          EVERGREEN INTERNATIONAL TRUST
                      (Evergreen International Growth Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

     Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940 (File No. 333-42195); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 2000 was filed with the Commission on January 25, 2001.


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)



                          EVERGREEN INTERNATIONAL TRUST

                              CROSS REFERENCE SHEET


         Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/
Item of Part A of Form N-14                    Proxy Statement
---------------------------                    -----------------------

1.       Beginning of Registration             Cross Reference Sheet;
         Statement and Outside                 Cover Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Summary; Risks
         Risk Factors

4.       Information About the                 Cover Page; Summary; Merger
         Transaction                           Information; Information on
                                               Shareholders' Rights; Voting
                                               Information Concerning the
                                               Meeting; Exhibit A (Agreement
                                               and Plan of Reorganization)

5.       Information about the                 Cover Page; Summary;
         Registrant                            Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Additional Information


6.       Information about the                 Cover Page; Summary;
         Company Being Acquired                Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Voting Information Concerning
                                               the Meeting; Additional
                                               Information

7.       Voting Information                    Cover Page; Summary;
                                               Information on Shareholders'
                                               Rights; Voting Information
                                               Concerning the Meeting;
                                               Instructions for Voting and
                                               Executing Proxy Cards

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters


                                               Location in Statement of
Item of Part B of Form N-14                    Additional Information
---------------------------                    -----------------------

10.      Cover Page                            Cover Page

11.      Table of Contents                     Cover Page

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of the
                                               Evergreen International Trust,
                                               International Funds, dated March
                                               1, 2001 as it relates to
                                               Evergreen International Growth
                                               Fund

13.      Additional Information                Statement of Additional
         about the Company Being               Information of Evergreen
         Acquired                              International Trust,
                                               International Funds, dated
                                               March 1, 2001 as it relates to
                                               Evergreen Perpetual International
                                               Fund

14.      Financial Statements                  Financial Statements
                                               of Evergreen International Growth
                                               Fund dated October 31, 2000;
                                               Financial Statements of
                                               Evergreen Perpetual International
                                               Fund dated October 31, 2000


                                               Location in Prospectus/
Item of Part C of Form N-14                    Proxy Statement
---------------------------                    -----------------------

15.      Indemnification                       Incorporated by Reference
                                               to Part A Caption -
                                               Information on Shareholders'
                                               Rights - "Liability and
                                               Indemnification of
                                               Trustees"

16.      Exhibits                              Exhibits

17.      Undertakings                          Undertakings

                          EVERGREEN INTERNATIONAL TRUST

                                    PART A

                           PROSPECTUS/PROXY STATEMENT

                                     [LOGO]
                               Evergreen Funds(SM)
                                   SINCE 1932

                     EVERGREEN PERPETUAL INTERNATIONAL FUND
                               200 Berkeley Street
                                Boston, MA 02116

June 8, 2001

Dear Shareholder,

      As a shareholder of Evergreen Perpetual International Fund ("Perpetual International Fund"), a series of Evergreen International Trust, you are invited to vote on a proposal to merge Perpetual International Fund into Evergreen International Growth Fund ("International Growth Fund"), also a series of Evergreen International Trust and another mutual fund within the Evergreen Family of Funds. The Board of Trustees of Evergreen International Trust has approved the merger and recommends that you vote FOR this proposal.

      If approved by shareholders, this is how the merger will work:

      o Your Fund will transfer its assets and identified liabilities to International Growth Fund.

      o International Growth Fund will issue new shares that will be distributed to you in an amount equal to the value of your Perpetual International Fund shares. You will receive Class A, Class B, Class C or Class I shares of International Growth Fund, depending on the class of shares of Perpetual International Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the merger.

      o You will not incur any sales loads or similar transaction charges as a result of the merger.

      The merger is intended to be tax-free for federal income tax purposes. Details about International Growth Fund's investment objective, portfolio management team, performance, etc. along with additional information about the proposed merger are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Perpetual International Fund's shareholders to be held on July 27, 2001. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote using one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

      If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 888-707-8408. You may record your vote by telephone, fax or Internet by following the voting instructions as outlined on your proxy card. If the Fund does not receive a sufficient number of votes in favor of the merger, you may receive a telephone call from Georgeson Shareholder Communications, Inc. requesting your vote. The expenses of the merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

      Thank you for taking this matter seriously and participating in this important process.

                                        Sincerely,


                                        /s/ William M. Ennis

                                        William M. Ennis
                                        President and Chief Executive Officer
                                        Evergreen Investment Company, Inc.

                     EVERGREEN PERPETUAL INTERNATIONAL FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                              --------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                              --------------------

                           TO BE HELD ON JULY 27, 2001

      Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen Perpetual International Fund ("Perpetual International Fund"), a series of Evergreen International Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 27, 2001 at 2:00 p.m., and any adjournments thereof, for the following purposes:

      1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of May 1, 2001, providing for the acquisition of all the assets of Perpetual International Fund by Evergreen International Growth Fund ("International Growth Fund"), also a series of Evergreen International Trust, in exchange for shares of International Growth Fund and the assumption by International Growth Fund of the identified liabilities of Perpetual International Fund. The Plan also provides for distribution of these shares of International Growth Fund to shareholders of Perpetual International Fund in liquidation and subsequent termination of Perpetual International Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Perpetual International Fund.

      2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

      On behalf of Perpetual International Fund, the Board of Trustees of Evergreen International Trust has fixed the close of business on April 30, 2001 as the record date for the determination of shareholders of Perpetual International Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

      IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT, SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                        By order of the Board of Trustees


                                        Michael H. Koonce
                                        Secretary

June 8, 2001

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                     EVERGREEN PERPETUAL INTERNATIONAL FUND

                                      into

                       EVERGREEN INTERNATIONAL GROWTH FUND

      This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of Evergreen Perpetual International Fund ("Perpetual International Fund") into Evergreen International Growth Fund ("International Growth Fund"). If approved, the Merger will result in your receiving shares of International Growth Fund in exchange for your shares of Perpetual International Fund. The investment objectives of both Funds are substantially similar. The investment objective of Perpetual International Fund is to seek long-term capital growth. The investment objective of International Growth Fund is to seek long-term capital growth and, secondarily, modest income.

      Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                      FOR MORE INFORMATION ABOUT THE FUNDS

--------------------------------------------------------------------------------
See:                                    How to get these documents:
--------------------------------------------------------------------------------

Prospectus for Perpetual                The Funds make all of these documents
International Fund and International    available to you free of charge if
Growth Fund, dated March 1, 2001,       you:
with a supplement dated April 16,
2001, which accompanies this            o  Call 800-343-2898,
prospectus/proxy statement.
                                        o  Write to the Funds at 200
Statement of additional information        Berkeley Street, Boston,
for Perpetual International Fund and       Massachusetts 02116, or
International Growth Fund, dated
March 1, 2001, with a supplement        o  Go to the Evergreen Funds
dated April 16, 2001.                      website
                                           (http://www.evergreeninvestments.com)
Annual report for Perpetual                for a copy of the prospectus,
International Fund and International       supplement and annual report.
Growth Fund, dated October 31, 2000.
                                        You can also obtain any of these
Statement of additional information,    documents for a fee from the SEC if
dated June 8, 2001, which relates to    you:
this prospectus/proxy statement and
the Merger.                             o  Call the SEC at 202-942-8090,

                                        Or for free if you:

                                        o  Go to the SEC website
                                           (http://www.sec.gov).

                                        To ask questions about this
                                        prospectus/proxy statement:

                                        o  Call 888-707-8408, or

                                        o  Write to the Funds at 200
                                           Berkeley Street, Boston,
                                           Massachusetts 02116.

--------------------------------------------------------------------------------

Information relating to the Funds contained in the Funds' annual report, prospectus, statement of additional information and supplements thereto, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this document.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

  The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800-343-2898).

                  PROSPECTUS/PROXY STATEMENT DATED JUNE 8, 2001

                                TABLE OF CONTENTS

SUMMARY ...................................................................   3
  What are the key features of the Merger? ................................   3
  After the Merger, what class of shares of International Growth
     Fund will I own? .....................................................   3
  How do the Funds' investment objectives, principal investment strategies
     and risks compare? ...................................................   4
  How do the Funds' sales charges and expenses compare? Will I be able to
     buy, sell and exchange shares the same way? ..........................   5
  How do the Funds' performance records compare? ..........................   7
  Who will be the Investment Advisor and Portfolio Manager of my Fund after
     the Merger? What will the advisory fee be after the Merger? ..........   8
  What will be the primary federal tax consequences of the Merger? ........   9

RISKS .....................................................................  10
  What are the primary risks of investing in each Fund? ...................  10
  Are there any other risks of investing in each Fund? ....................  12

MERGER INFORMATION ........................................................  12
  Reasons for the Merger ..................................................  12
  Agreement and Plan of Reorganization ....................................  13
  Federal Income Tax Consequences .........................................  14
  Pro Forma Capitalization ................................................  16
  Distribution of Shares ..................................................  16
  Purchase and Redemption Procedures ......................................  18
  Exchange Privileges .....................................................  18
  Dividend Policy .........................................................  18

INFORMATION ON SHAREHOLDERS' RIGHTS .......................................  19
  Form of Organization ....................................................  19
  Capitalization ..........................................................  19
  Shareholder Liability ...................................................  19
  Shareholder Meetings and Voting Rights ..................................  20
  Liquidation .............................................................  20
  Liability and Indemnification of Trustees ...............................  20

VOTING INFORMATION CONCERNING THE MEETING .................................  21
  Shareholder Information .................................................  22

FINANCIAL STATEMENTS AND EXPERTS ..........................................  24

LEGAL MATTERS .............................................................  24

ADDITIONAL INFORMATION ....................................................  24

OTHER BUSINESS ............................................................  24

INSTRUCTIONS FOR VOTING AND EXECUTING PROXY CARDS .........................  25

OTHER WAYS TO VOTE YOUR PROXY .............................................  25

EXHIBIT A ................................................................. A-1

EXHIBIT B ................................................................. B-1

                                     SUMMARY

      This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization.

|?|   What are the key features of the Merger?

      The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Perpetual International Fund in exchange for shares of International Growth Fund.

o the assumption by International Growth Fund of the identified liabilities of Perpetual International Fund. (The identified liabilities consist only of those liabilities reflected on Perpetual International Fund's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of Perpetual International Fund by distributing shares of International Growth Fund to Perpetual International Fund's shareholders.

The Merger is scheduled to take place on or about August 3, 2001.

|?| After the Merger, what class of shares of International Growth Fund will I own?

  If you own this class of shares of        You will get this class of shares of
  Perpetual International Fund:             International Growth Fund:
--------------------------------------    --------------------------------------
  Class A                                   Class A
--------------------------------------    --------------------------------------
  Class B                                   Class B
--------------------------------------    --------------------------------------
  Class C                                   Class C
--------------------------------------    --------------------------------------
  Class I (formerly Class Y)                Class I (formerly Class Y)
--------------------------------------    --------------------------------------

      The new shares you receive will have the same total value as your Perpetual International Fund shares as of the close of business on the business day immediately prior to the Merger.

      The Board of Trustees ("Trustees") of Evergreen International Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Merger would be in the best interest of Perpetual International Fund's shareholders, and that their interest will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Perpetual International Fund's shareholders.

      The Trustees of Evergreen International Trust have also approved the Plan on behalf of International Growth Fund. The votes of the shareholders of International Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

|?| How do the Funds' investment objectives, principal investment strategies and risks compare?

      The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in the Funds' prospectus and statement of additional information:

                                   Perpetual International Fund           International Growth Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE               To seek long-term capital growth.      To seek long-term capital growth
                                                                          and, secondarily, modest income.
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES    o  Normally invests in a               o  Primarily invests in equity
                                      diversified portfolio of               securities issued by
                                      equity securities of                   established, quality,
                                      issuers located outside the            non-U.S. companies located
                                      U.S., and across all market            in countries with developed
                                      capitalizations.                       markets, but may purchase
                                                                             across all market
                                   o  Normally invests at least              capitalizations.
                                      65% of its total assets in
                                      securities of companies in          o  Normally invests at least
                                      at least three different               65% of its total assets in
                                      countries, (other than the             securities of companies in
                                      U.S.) with no limit on the             at least three different
                                      amount that may be invested            countries (other than the
                                      in any single country.                 U.S.) with no limit on the
                                                                             amount that may be invested
                                   o  May invest in emerging                 in any single country.
                                      markets, including
                                      securities of companies in          o  May invest in emerging
                                      underdeveloped and                     markets and in securities
                                      developing nations.                    of companies in the
                                                                             formerly communist
                                   o  Invests in companies whose             countries of Eastern
                                      earnings are believed to be            Europe.
                                      in a relatively strong
                                      growth trend, or where              o  Seeks both growth
                                      significant further growth             opportunities (such as good
                                      is not anticipated but                 business models, good
                                      where shares are thought to            management and growth in
                                      be undervalued.                        cash flows) and value
                                                                             opportunities (undervalued
                                   o  Factors considered when                securities which have a
                                      choosing securities include            trigger or catalyst that
                                      likelihood of above average            will cause the value to
                                      earnings growth, attractive            eventually be realized.)
                                      relative valuation, and
                                      whether the company has any         o  May invest in debt
                                      proprietary advantages.                securities, including up to
                                                                             10% of its assets in below
                                   o  May invest, to a lesser                investment grade debt
                                      extent, in debt securities             securities.
                                      of investment grade
                                      quality, with maturities
                                      which vary in response to
                                      changing market conditions.
                                      To seek long-term capital
                                      growth and, secondarily,
                                      modest income.
---------------------------------------------------------------------------------------------------------

      Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment objective and, if employed, could result in a lower return and loss of market opportunity.

      The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds' prospectus and statement of additional information.

      A portion of the securities held by Perpetual International Fund may be disposed of in connection with the Merger, which could result in additional portfolio transaction costs to the Fund and capital gains to shareholders.

      A principal risk of investing in both Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid). Both Funds are subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Funds). Both Funds are subject to emerging market risk (an emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability)). Both Funds are subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor; small- and mid-capitalization companies may be more sensitive to changes in economic conditions). Both Funds are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline in value). Both Funds are subject to interest rate risk (when interest rates rise, the value of and dividend yield and total return earned on the debt securities and certain dividend paying stocks held by the Funds may decline), and credit risk (issuers of the debt securities in which the Funds invest may be unable to pay principal and interest on the securities held by the Funds on a timely basis, causing the value of and dividend yield and total return earned on the investment to decline). Because International Growth Fund can invest up to 10% of its assets in below investment grade securities, it is subject to increased credit risk.

      For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

|?| How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

      The sales charges for the comparable classes of both Funds are the same. Both Funds offer four classes of shares. You will not pay a sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

      The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "International Growth Fund Pro Forma" also shows you what the sales charges and expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

--------------------------------------------------------------------------------
                          Perpetual International Fund
--------------------------------------------------------------------------------
    Shareholder
    Transaction
    Expenses                     Class A   Class B   Class C  Class I
--------------------------------------------------------------------------------
    Maximum sales charge
    imposed on purchases
    (as a % of offering price)    5.75%     None      None     None
--------------------------------------------------------------------------------
    Maximum deferred sales
    charge (as a % of either
    the redemption amount
    or initial investment,
    whichever is lower)           None*     5.00%     2.00%**  None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            International Growth Fund
--------------------------------------------------------------------------------
    Shareholder
    Transaction
    Expenses                     Class A   Class B   Class C  Class I
--------------------------------------------------------------------------------
    Maximum sales charge
    imposed on purchases
    (as a % of offering price)    5.75%     None      None     None
--------------------------------------------------------------------------------
    Maximum deferred sales
    charge (as a % of either
    the redemption amount
    or initial investment,
    whichever is lower)           None*     5.00%     2.00%**  None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       International Growth Fund Pro Forma
--------------------------------------------------------------------------------
    Shareholder
    Transaction
    Expenses                     Class A   Class B   Class C  Class I
--------------------------------------------------------------------------------
    Maximum sales charge
    imposed on purchases
    (as a % of offering price)    5.75%     None      None     None
--------------------------------------------------------------------------------
    Maximum  deferred sales
    charge (as a % of either
    the redemption amount
    or initial investment,
    whichever is lower)           None*     5.00%     2.00%**  None
--------------------------------------------------------------------------------

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

** Class C Shares purchased prior to February 1, 2000 are subject to the deferred sales charge schedule in place at that time, which included a maximum deferred sales charge of 1.00%.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
    Perpetual International Fund
    (based on restated expenses for the fiscal year
    ended October 31, 2000 to reflect current fees)
--------------------------------------------------------------------------------
                                                      Total Fund
                Management      12b-1        Other     Operating
                   Fees         Fees       Expenses    Expenses
--------------------------------------------------------------------------------
    Class A       1.00%         0.25%        0.53%       1.78%
--------------------------------------------------------------------------------
    Class B       1.00%         1.00%        0.53%       2.53%
--------------------------------------------------------------------------------
    Class C       1.00%         1.00%        0.53%       2.53%
--------------------------------------------------------------------------------
    Class I       1.00%         0.00%        0.53%       1.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    International Growth Fund
    (based on restated expenses for the fiscal year
    ended October 31, 2000 to reflect current fees)
--------------------------------------------------------------------------------
                                                      Total Fund
                Management      12b-1        Other     Operating
                   Fees         Fees       Expenses    Expenses
--------------------------------------------------------------------------------
    Class A       0.51%         0.25%        0.39%       1.15%
--------------------------------------------------------------------------------
    Class B       0.51%         1.00%        0.39%       1.90%
--------------------------------------------------------------------------------
    Class C       0.51%         1.00%        0.40%       1.91%
--------------------------------------------------------------------------------
    Class I       0.51%         0.00%        0.39%       0.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    International Growth Fund Pro Forma
    (based on what the estimated combined expenses of
    International Growth Fund would have been for the 12 months ended October 31, 2000)
--------------------------------------------------------------------------------
                                                      Total Fund
                Management      12b-1        Other     Operating
                   Fees         Fees       Expenses    Expenses
--------------------------------------------------------------------------------
    Class A       0.48%         0.25%        0.40%       1.13%
--------------------------------------------------------------------------------
    Class B       0.48%         1.00%        0.40%       1.88%
--------------------------------------------------------------------------------
    Class C       0.48%         1.00%        0.40%       1.88%
--------------------------------------------------------------------------------
    Class I       0.48%         0.00%        0.40%       0.88%
--------------------------------------------------------------------------------

      The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in Perpetual International Fund versus International Growth Fund and for International Growth Fund pro forma, assuming the Merger takes place, and is for illustration only. The example assumes a 5% average annual total return, the imposition of the maximum sales charge (if any) and reinvestment of all dividends and distributions. Your actual costs may be higher or lower. For Class C shares of International Growth Fund pro forma, the maximum 2.00% deferred sales charge has been applied. Class C shares of Perpetual International Fund purchased before February 1, 2000 and exchanged for Class C shares of International Growth Fund will be subject to the deferred sales charge schedule in place at that time, which included a maximum deferred sales charge of 1.00%.

Example of Fund Expenses

--------------------------------------------------------------------------------
                          Perpetual International Fund
--------------------------------------------------------------------------------
                               Assuming Redemption                Assuming No
                                at End of Period                  Redemption
                       -------------------------------------   -----------------
  After:               Class A   Class B   Class C   Class I   Class B   Class C
--------------------------------------------------------------------------------
   1 year               $  745    $  756    $  456    $  156    $  256    $  256
--------------------------------------------------------------------------------
   3 years              $1,103    $1,088    $  788    $  483    $  788    $  788
--------------------------------------------------------------------------------
   5 years              $1,484    $1,545    $1,345    $  834    $1,345    $1,345
--------------------------------------------------------------------------------
  10 years              $2,549    $2,596    $2,866    $1,824    $2,596    $2,866
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            International Growth Fund
--------------------------------------------------------------------------------
                               Assuming Redemption                Assuming No
                                at End of Period                  Redemption
                       -------------------------------------   -----------------
  After:               Class A   Class B   Class C   Class I   Class B   Class C
--------------------------------------------------------------------------------
   1 year               $  685    $  693    $  394    $   92    $  193    $  194
--------------------------------------------------------------------------------
   3 years              $  919    $  897    $  600    $  287    $  597    $  600
--------------------------------------------------------------------------------
   5 years              $1,172    $1,226    $1,032    $  498    $1,026    $1,032
--------------------------------------------------------------------------------
  10 years              $1,892    $1,935    $2,233    $1,108    $1,935    $2,233
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            International Growth Fund
                                    Pro Forma
--------------------------------------------------------------------------------
                               Assuming Redemption                Assuming No
                                at End of Period                  Redemption
                       -------------------------------------   -----------------
  After:               Class A   Class B   Class C   Class I   Class B   Class C
--------------------------------------------------------------------------------
   1 year               $  684    $  691    $  391    $   90    $  191    $  191
--------------------------------------------------------------------------------
   3 years              $  913    $  891    $  591    $  281    $  591    $  591
--------------------------------------------------------------------------------
   5 years              $1,161    $1,216    $1,016    $  488    $1,016    $1,016
--------------------------------------------------------------------------------
  10 years              $1,871    $1,914    $2,201    $1,084    $1,914    $2,201
--------------------------------------------------------------------------------

|?|   How do the Funds' performance records compare?

      The following tables show how each Fund has performed in the past. Past performance is not a guarantee of future results.

Year-by-Year Total Return (%)

      The tables below show the percentage gain or loss for the oldest class of shares of each Fund in each of the last ten calendar years or since its inception if the Fund has not been in existence for at least ten calendar years. For Perpetual International Fund the class shown is Class I since its inception on May 29, 1996 and for International Growth Fund the class shown is Class B for the last ten calendar years. The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year to year. The expenses of Perpetual International Fund's Class I shares are lower than the expenses of International Growth Fund's Class B shares due in part to the payment of Rule 12b-1 fees of 1.00% by the Class B shares. Class I shares do not pay Rule 12b-1 fees. If the performance of International Growth Fund's Class I shares was shown on the table for the same periods as that for the International Growth Fund's Class B shares, performance would have been higher. These tables include the effects of Fund expenses, but not sales charges. Returns for International Growth Fund would be lower if sales charges were included.

Perpetual International Fund (Class I)

    [The following was represented as a bar chart in the printed material.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
-----------------------------------------------------------------------------
                                                10.60   13.53   37.41  -15.16

Best Quarter: 4th Quarter 1999 +18.54%
Worst Quarter: 3rd Quarter 1998 -15.02%
Year-to-date total return through 3/31/2001 is -12.28%.

International Growth Fund (Class B)

    [The following was represented as a bar chart in the printed material.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
-----------------------------------------------------------------------------
14.24    2.37   30.40   -6.17   11.47   13.67   10.85   14.78   27.96   -8.07

Best Quarter: 4th Quarter 1999 +21.51%
Worst Quarter: 3rd Quarter 1998 -14.39%
Year-to-date total return through 3/31/2001 is -13.32%.

      The next table lists each Fund's average annual total return by class over the past year (and five and ten years, for International Growth Fund) and since inception (through 12/31/2000), including applicable sales charges, if any. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), which is an unmanaged broad market capitalization-weighted performance benchmark for developed markets for equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2000)

--------------------------------------------------------------------------------
  Perpetual International Fund*
--------------------------------------------------------------------------------
                Inception                                     Performance
                Date of                                       Since
                Class             1 year   5 year    10 year  5/29/1996
--------------------------------------------------------------------------------
    Class A     12/27/1996       -20.23%     N/A       N/A      7.35%
--------------------------------------------------------------------------------
    Class B     10/18/1999       -19.97%     N/A       N/A      8.40%
--------------------------------------------------------------------------------
    Class C     12/27/1996       -17.57%     N/A       N/A      8.15%
--------------------------------------------------------------------------------
    Class I      5/29/1996       -15.16%     N/A       N/A      9.01%
--------------------------------------------------------------------------------
    MSCI EAFE                    -13.96%     N/A       N/A      7.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  International Growth Fund**
--------------------------------------------------------------------------------
                Inception                                     Performance
                Date of                                       Since
                Class             1 year   5 year    10 year  9/6/1979
--------------------------------------------------------------------------------
    Class A     1/20/1998        -12.74%   10.35%     10.07%   10.32%
--------------------------------------------------------------------------------
    Class B     9/6/1979         -12.29%   10.95%     10.50%   10.52%
--------------------------------------------------------------------------------
    Class C     3/6/1998         -9.76%    11.21%     10.50%   10.52%
--------------------------------------------------------------------------------
    Class I     3/9/1998         -7.11%    11.76%     10.77%   10.65%
--------------------------------------------------------------------------------
    MSCI EAFE                    -13.96%    7.43%      8.56%   13.04%
--------------------------------------------------------------------------------

* Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

** Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

      For a detailed discussion of the manner of calculating total return, please see the Funds' statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

      Important information about International Growth Fund is also contained in management's discussion of International Growth Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in International Growth Fund's most recent annual report.

|?| Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

      The overall management of International Growth Fund and Perpetual International Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen International Trust.

Investment Advisor

      Evergreen Investment Management Company, LLC ("Evergreen") is the investment advisor to International Growth Fund.

      Facts about Evergreen:

--------------------------------------------------------------------------------

o Is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 2001.

o     Has served as an investment advisor since 1932.

o     Manages over $21.7 billion in assets for 59 of the Evergreen Funds.

o Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $86.8 billion as of March 31, 2001.

o     Is located at 200 Berkeley Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------

Portfolio Management

      The day-to-day management of International Growth Fund is handled by Gilman C. Gunn.

--------------------------------------------------------------------------------

o Gilman C. Gunn has managed the Fund since January 1991. Mr. Gunn joined Evergreen in January 1991 as a Senior Vice President - International and portfolio manager and became a Senior Vice President and Chief Investment Officer - International in February 1997.

--------------------------------------------------------------------------------

Advisory Fees

      For its management and supervision of the daily business affairs of International Growth Fund, Evergreen is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------

o 0.66% of the first $200 million of the Fund's average daily net assets, plus

o     0.56% of the next $200 million in assets, plus

o     0.46% of the next $200 million in assets, plus

o     0.36% of the amounts over $600 million.

--------------------------------------------------------------------------------

|?|   What will be the primary federal tax consequences of the Merger?

      Prior to or at the completion of the Merger, Perpetual International Fund will have received an opinion from Sullivan & Worcester, LLP, counsel to the Evergreen family of funds, that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving International Growth Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of International Growth Fund that are received by Perpetual International Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Perpetual International Fund in the hands of International Growth Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss for federal income tax purposes will be recognized by International Growth Fund upon the receipt of the assets of the Fund in exchange for shares of International Growth Fund and the assumption by International Growth Fund of Perpetual International Fund's identified liabilities.

                                      RISKS

|?|   What are the primary risks of investing in each Fund?

      An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive and that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
                  Both Funds are subject to Stock Market Risk.
--------------------------------------------------------------------------------
               Both Funds invest primarily in equity securities.
--------------------------------------------------------------------------------

      The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment in a Fund would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on a shareholder's investment in a Fund may decline if the particular sectors, industries or companies in which the Fund invests do not perform well.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
              Both Funds are subject to Market Capitalization Risk.
--------------------------------------------------------------------------------
 Both Funds may invest in equity securities across all market capitalizations.
--------------------------------------------------------------------------------

      Stocks fall into three broad market capitalization categories--- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
                Both Funds are subject to Investment Style Risk.
--------------------------------------------------------------------------------
          Both Funds use a blended growth and value investment style.
--------------------------------------------------------------------------------

      Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments, market sentiment or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
               Both Funds are subject to Foreign Investment Risk.
--------------------------------------------------------------------------------
   Each Fund invests at least 65% of its total assets in foreign securities.
--------------------------------------------------------------------------------

      Since each Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Funds invest could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Funds' investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on an investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

      In addition, if more than 25% of either Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities market of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
                 Both Funds are subject to Emerging Market Risk.
--------------------------------------------------------------------------------
      Both Funds invest in emerging markets, including underdeveloped and developing nations.
--------------------------------------------------------------------------------

      An emerging market is any country that is considered to be emerging or developing, has a relatively low per capita gross national product, but may also have the potential for rapid growth (which can lead to instability). The Funds' investment in securities of companies in emerging countries could expose the Funds to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
                  Both Funds are subject to Interest Rate Risk.
--------------------------------------------------------------------------------
    Both Funds may invest a portion of their portfolios in debt securities.
--------------------------------------------------------------------------------

      Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. If either Fund should invest a portion of its portfolio in debt securities and if interest rates rise, then the value of and dividend yield and total return earned on the Fund's securities may decline. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividend it pays.

--------------------------------------------------------------------------------
      Perpetual International Fund           International Growth Fund
--------------------------------------------------------------------------------
                     Both Funds are subject to Credit Risk.
--------------------------------------------------------------------------------
     Both Funds may invest in debt securities of investment grade quality.
--------------------------------------------------------------------------------

      The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since each Fund may invest a portion of its portfolio in debt securities, the value of and dividend yield and total return earned on a shareholder's investment in the Fund may decline if an issuer fails to pay an obligation on a timely basis.

|?|   Are there any other risks of investing in each Fund?

      Although not a principal investment strategy, both Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

      Since both Funds invest in foreign securities, which may include foreign currencies transactions, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Funds could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

      Since each Fund generally does not take portfolio turnover into account in making investment decisions, each Fund could experience a high rate of portfolio turnover (100% or more) due to the portfolio manager's active portfolio management style in a given fiscal year. High portfolio turnover may cause a Fund to realize greater net short-term capital gains, distributions which are taxable to shareholders as ordinary income. It may also result in correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund and its shareholders. The portfolio turnover rate for the twelve months ended October 31, 2000 for Perpetual International Fund was 140% and for International Growth Fund was 145%.

      Although not a principal investment strategy, International Growth Fund may invest up to 10% of its assets in below investment grade bonds. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value. Because International Growth Fund can invest up to 10% of its assets in below investment grade securities, it is subject to increased credit risk.

                               MERGER INFORMATION

Reasons for the Merger

      At a special meeting held on April 20, 2001, a majority of the Trustees of Evergreen International Trust, including a majority of the Independent Trustees, considered and approved the Merger; they determined that it was in the best interests of shareholders of each of Perpetual International Fund and International Growth Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the transactions contemplated by the Merger.

      Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered, among other things:

      o an agreement between Evergreen and Perpetual Holdings, Inc. ("Perpetual"), the joint owners of Perpetual International Fund's investment adviser, in which Evergreen will acquire, through a series of transactions, all of Perpetual's ownership interest in the Fund's investment adviser, causing an assignment of the investment advisory contract that will automatically terminate it;

      o     the terms and conditions of the Merger;

      o whether the Merger would result in the dilution of shareholders' interests;

      o expense ratios, fees and expenses of International Growth Fund and Perpetual International Fund;

      o     the comparative performance records of each Fund;

      o compatibility of the Funds' investment objectives and principal investment strategies;

      o the fact that Evergreen will bear the expenses incurred by Perpetual International Fund and International Growth Fund in connection with the Merger;

      o the fact that International Growth Fund will assume the identified liabilities of Perpetual International Fund;

      o the fact that the Merger is expected to be tax-free for federal income tax purposes; and

      o alternatives available to shareholders of Perpetual International Fund, including the ability to redeem their shares.

      During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

      In approving the Merger, the Trustees considered the fact that both Funds have similar investment objectives, policies and strategies, as well as similar portfolio characteristics. The Trustees also considered the relative size of Perpetual International Fund as well as investment style. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Perpetual International Fund with International Growth Fund. As of March 31, 2001, International Growth Fund's total assets were approximately $674 million and Perpetual International Fund's total assets were approximately $141 million.

      The Trustees also considered the relative performance of each Fund. The performance for the twelve months ended December 31, 2000 was higher for International Growth Fund than for Perpetual International Fund.

      The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of Perpetual International Fund is higher than that of International Growth Fund. The lower management and operational fees as well as the efficiencies achieved in operating a larger mutual fund should cause the combined fund to have a lower expense ratio than that of Perpetual International Fund.

      In addition, assuming that an alternative to the Merger would be for Perpetual International Fund to maintain its separate existence, it is believed that the prospect of dividing resources of the Evergreen family of funds between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

      Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.

Agreement and Plan of Reorganization

      The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

      The Plan provides that International Growth Fund will acquire all of the assets of Perpetual International Fund in exchange for shares of International Growth Fund and the assumption by International Growth Fund of the identified liabilities of Perpetual International Fund on or about August 3, 2001 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Perpetual International Fund will endeavor to discharge all of its known liabilities and obligations. International Growth Fund will not assume any liabilities or obligations of Perpetual International Fund other than those reflected in an unaudited statement of assets and liabilities of Perpetual International Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). The number of full and fractional shares of each class of International Growth Fund to be received by the shareholders of Perpetual International Fund will be determined by multiplying the number of full and fractional shares of the corre-sponding class of Perpetual International Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Perpetual International Fund by the net asset value per share of the respective class of shares of International Growth Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

      State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of International Growth Fund and Perpetual International Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

      At or prior to the Closing Date, Perpetual International Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as each shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

      As soon after the Closing Date as conveniently practicable, Perpetual International Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of International Growth Fund received by Perpetual International Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Perpetual International Fund's shareholders on International Growth Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of International Growth Fund due to the Perpetual International Fund's shareholders. All issued and outstanding shares of Perpetual International Fund, including those represented by certificates, will be canceled. The shares of International Growth Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Perpetual International Fund will be terminated.

      The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Perpetual International Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Perpetual International Fund's share holders, the Plan may be terminated (a) by the mutual agreement of Perpetual International Fund and International Growth Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or
(ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

      Whether or not the Merger is consummated, Evergreen will pay the expenses incurred by Perpetual International Fund and International Growth Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Perpetual International Fund, International Growth Fund or their shareholders.

      If Perpetual International Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

      The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Perpetual International Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements, court decisions, and certain representations made by

Perpetual International Fund and International Growth Fund, for federal income tax purposes, upon consummation of the Merger:

      (1) The transfer of all of the assets of Perpetual International Fund solely in exchange for shares of International Growth Fund and the assumption by International Growth Fund of the identified liabilities of Perpetual International Fund, followed by the distribution of International Growth Fund's shares to the shareholders of Perpetual International Fund in dissolution and liquidation of Perpetual International Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and International Growth Fund and Perpetual International Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) No gain or loss will be recognized by International Growth Fund upon the receipt of the assets of Perpetual International Fund solely in exchange for the shares of International Growth Fund and the assumption by International Growth Fund of the identified liabilities of Perpetual International Fund;

      (3) No gain or loss will be recognized by Perpetual International Fund on the transfer of its assets to International Growth Fund in exchange for International Growth Fund's shares and the assumption by International Growth Fund of the identified liabilities of Perpetual International Fund or upon the distribution (whether actual or constructive) of International Growth Fund's shares to Perpetual International Fund's shareholders in exchange for their shares of Perpetual International Fund;

      (4) No gain or loss will be recognized by Perpetual International Fund's shareholders upon the exchange of their shares of Perpetual International Fund for shares of International Growth Fund in liquidation of Perpetual International Fund;

      (5) The aggregate tax basis of the shares of International Growth Fund received by each shareholder of Perpetual International Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Perpetual International Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of International Growth Fund received by each shareholder of Perpetual International Fund will include the period during which the shares of Perpetual International Fund exchanged therefore were held by such shareholder (provided that the shares of Perpetual International Fund were held as a capital asset on the date of the Merger); and

      (6) The tax basis of the assets of Perpetual International Fund acquired by International Growth Fund will be the same as the tax basis of such assets to Perpetual International Fund immediately prior to the Merger, and the holding period of such assets in the hands of International Growth Fund will include the period during which the assets were held by Perpetual International Fund.

      Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Perpetual International Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of International Growth Fund shares he or she received. Shareholders of Perpetual International Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Perpetual International Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

      As of March 31, 2001, Perpetual International Fund had a capital loss carryforward of approximately $6 million. The utilization of the capital loss carryforward by International Growth Fund following the Merger will be subject to various limitations, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

      For International Growth Fund's taxable year, which includes the date of the Merger, use of Perpetual International Fund's capital loss carryforward would be limited to approximately $1.7 million.

      For International Growth Fund's taxable year, which includes the date of the Merger, utilization of the capital loss carryforward would be limited to International Growth Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Merger date and the denominator of which is 365.

      The capital loss carryforward may be used only to offset gains attributable to post-merger appreciation of the combined assets and pre-merger appreciation of Perpetual International Fund's assets. This limitation expires after five years.

      The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro Forma Capitalization

      The following table sets forth the capitalizations of Perpetual International Fund and International Growth Fund as of October 31, 2000 and the capitalization of International Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.89, 1.91, 1.86 and 1.91 Class A, Class B, Class C and Class I shares, respectively, of International Growth Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Perpetual International Fund.

    Capitalization of Perpetual International Fund, International Growth Fund
                    and International Growth Fund (Pro Forma)

---------------------------------------------------------------------------------------------------------
                                             Perpetual           International      International Growth
  Net Assets                             International Fund       Growth Fund         Fund (Pro Forma)
---------------------------------------------------------------------------------------------------------
    Class A                                $103,599,227          $132,457,156          $236,056,383
---------------------------------------------------------------------------------------------------------
    Class B                                $  5,211,425          $ 49,512,863          $ 54,724,288
---------------------------------------------------------------------------------------------------------
    Class C                                $ 74,881,006          $  2,698,461          $ 77,579,467
---------------------------------------------------------------------------------------------------------
    Class I                                $  3,449,781          $566,624,308          $570,074,089
                                           ------------          ------------          ------------
---------------------------------------------------------------------------------------------------------
    Total Net Assets                       $187,141,439          $751,292,788          $938,434,227
---------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share
---------------------------------------------------------------------------------------------------------
    Class A                                $      16.25          $       8.61          $       8.61
---------------------------------------------------------------------------------------------------------
    Class B                                $      16.25          $       8.49          $       8.49
---------------------------------------------------------------------------------------------------------
    Class C                                $      15.83          $       8.50          $       8.50
---------------------------------------------------------------------------------------------------------
    Class I                                $      16.44          $       8.62          $       8.62
---------------------------------------------------------------------------------------------------------
  Shares Outstanding
---------------------------------------------------------------------------------------------------------
    Class A                                   6,375,701            15,378,031            27,405,734
---------------------------------------------------------------------------------------------------------
    Class B                                     320,671             5,828,591             6,442,074
---------------------------------------------------------------------------------------------------------
    Class C                                   4,728,850               317,598             9,130,756
---------------------------------------------------------------------------------------------------------
    Class I                                     209,885            65,733,177            66,133,378
                                           ------------          ------------          ------------
---------------------------------------------------------------------------------------------------------
    Total Shares Outstanding                 11,635,107            87,257,397           109,111,942
---------------------------------------------------------------------------------------------------------

      The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

      Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of shares of International Growth Fund and Perpetual International Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including First Union National Bank), or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class I. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

      In the proposed Merger, Perpetual International Fund shareholders will receive shares of International Growth Fund having the same class designation, and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees, as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Perpetual International Fund shareholders will receive International Growth Fund shares without paying any front-end sales charge or deferred sales charge as a result of the Merger. International Growth Fund Class B and Class C shares received by Perpetual International Fund shareholders as a result of the Merger will continue to be subject to a deferred sales charge upon subsequent redemption, but the deferred sales charge will be based on the date of the original purchase of Perpetual International Fund shares and will be subject to the deferred sales charge schedule applicable to the shares on the date of the original purchase of Perpetual International Fund shares.

      The following is a summary description of charges and fees for the Class A, Class B, Class C and Class I shares of International Growth Fund which will be received by Perpetual International Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the International Growth Fund and Perpetual International Fund prospectus and in the Funds' statement of additional information.

      Class A Shares. Class A shares are sold at net asset value plus a front-end sales charge of up to 5.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to purchases of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of International Growth Fund. No initial sales charge will be imposed on Class A shares of International Growth Fund received by Perpetual International Fund's shareholders as a result of the Merger.

      Class B Shares. Class B shares are sold without a front-end sales charge but are subject to a deferred sales charge, which ranges from 5.00% to 1.00% if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution related fees and shareholder servicing-related fees as described below. Class B shares convert to Class A shares after seven years following the month in which they were purchased. For purposes of determining when Class B shares issued in the Merger to shareholders of Perpetual International Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Perpetual International Fund were originally purchased.

      Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

      Class C Shares. Class C shares are sold without front-end sales charges, but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares issued in connection with the Merger are subject to the deferred sales charge schedule in place at the time of their original purchase. Class C shares purchased prior to February 1, 2000 are subject to the deferred sales charge schedule in place at that time, which included a maximum of 1.00%. Class C shares purchased after February 1, 2000 are subject to a 2.00% deferred sales charge if such shares are redeemed within 13 months of purchase, and a 1.00% deferred sales charge if redeemed within 12 months thereafter. No deferred sales charge is imposed on amounts redeemed after 25 months. Certain shareholders of Perpetual International Fund may be subject to a different deferred sales charge schedule that was in effect at the time their shares were purchased. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

      Class I Shares. Class I shares are sold at net asset value without any front-end or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for International Growth Fund.

      Additional information regarding the classes of shares of each Fund is included in its prospectus and statement of additional information.

      Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

      Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers Regulation, Inc., following the Merger, International Growth Fund may make distribution-related and shareholder servicing-related payments with respect to Perpetual International Fund shares sold prior to the Merger.

      Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

      No Rule 12b-1 plan has been adopted for the Class I shares of either Fund.

Purchase and Redemption Procedures

      Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000 for Classes A, B and C and $1,000,000 for Class I. On May 11, 2001, each Fund's Class Y shares were renamed Class I. Former Class Y shareholders may continue to make initial purchases at the lower minimum investment of $1,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares - Minimum Investments" in the Funds' prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any deferred sales charge, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectus. Each Fund may involuntarily redeem shareholders' accounts that have less than the minimum initial investment requirement. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

      Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Classes A, B and C and $1,000,000 for Class I. On May 11, 2001, each Fund's Class Y shares were renamed Class I. Former Class Y shareholders may continue to make initial purchases at the lower minimum investment of $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' prospectus and statement of additional information.

Dividend Policy

      Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the Funds' prospectus for further information concerning dividends and distributions.

      After the Merger, shareholders of Perpetual International Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from International Growth Fund reinvested in shares of International Growth Fund. Shareholders of Perpetual International Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from International Growth Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of International Growth Fund.

      Both International Growth Fund and Perpetual International Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4.00% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

      Evergreen International Trust is an open-end management investment company registered with the SEC under the 1940 Act that continuously offers shares to the public. Evergreen International Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. International Growth Fund and Perpetual International Fund are series of Evergreen International Trust.

Capitalization

      The beneficial interests in International Growth Fund and Perpetual International Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen International Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

      Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen International Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen International Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen International Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen International Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen International Trust is remote.

Shareholder Meetings and Voting Rights

      Evergreen International Trust on behalf of International Growth Fund and Perpetual International Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen International Trust. In addition, Evergreen International Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen International Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes present is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

      Under the Declaration of Trust of Evergreen International Trust, each share of International Growth Fund and of Perpetual International Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

Liquidation

      In the event of the liquidation of International Growth Fund or Perpetual International Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

      Under the Declaration of Trust of Evergreen International Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

      The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen International Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

      This prospectus/proxy statement is being sent to shareholders of Perpetual International Fund in connection with a solicitation of proxies by the Trustees of Evergreen International Trust, to be used at the Special Meeting of Shareholders ("Meeting") to be held at 2:00 p.m., July 27, 2001, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Perpetual International Fund on or about June 8, 2001. Only shareholders of record as of the close of business on April 30, 2001 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

      If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and will be voted in the discretion of its proxies named therein on any other matters properly coming before the meeting. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen International Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

      Assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present, approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Perpetual International Fund's shares present at the Meeting.

      In voting for the Merger, all classes of Perpetual International Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share.

      Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Evergreen, its affiliates or other representatives of Perpetual International Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor. The costs of soliciting proxies will be paid by Evergreen. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement, vote by telephone, fax or Internet or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

      If Perpetual International Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

      A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen International Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of International Growth Fund which they receive in the transaction at their then-current net asset value. Shares of Perpetual International Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Perpetual International Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

      Perpetual International Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen International Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

      The votes of the shareholders of International Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

      NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Perpetual International Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

      As of the Record Date, the following number of each class of shares of beneficial interest of Perpetual International Fund was outstanding:

--------------------------------------------------------------------------------
  Class of Shares                                               Number of Shares
--------------------------------------------------------------------------------
    Class A                                                      5,679,329,799
--------------------------------------------------------------------------------
    Class B                                                        331,051,808
--------------------------------------------------------------------------------
    Class C                                                      4,288,592,817
--------------------------------------------------------------------------------
    Class I                                                        219,282,375
                                                                --------------
--------------------------------------------------------------------------------
    All Classes                                                 10,518,256,799
--------------------------------------------------------------------------------

      As of April 30, 2001, the officers and Trustees of Evergreen International Trust beneficially owned as a group less than 1% of the outstanding shares of each of Perpetual International Fund and International Growth Fund. To Evergreen International Trust's knowledge, the following persons owned beneficially or of record more than 5% of Perpetual International Fund's total outstanding shares as of April 30, 2001:

---------------------------------------------------------------------------------------------------------
                                                                      Percentage of       Percentage of
                                                                     Shares of Class     Shares of Class
   Name and Address                        Class    No. of Shares     Before Merger       After Merger
---------------------------------------------------------------------------------------------------------
    Charles Schwab & Co Inc.
      Special Custody Acct
      For Exclusive Benefit of Customers
      Attn: Mutual Funds
      101 Montgomery St
      San Francisco, CA 94104-4122          A        653,015.525        11.649%               4.601%
---------------------------------------------------------------------------------------------------------
    Key Trust Co Ttee
      Attn: Martin Currie
      P.O. Box 94871
      Cleveland, OH 44101-4871              A        341,999.627         6.101%               2.410%
---------------------------------------------------------------------------------------------------------
    Stanley Picheny
      322 Central Park West
      New York, NY 10025-7629               I         99.665.266        45.451%               0.267%
---------------------------------------------------------------------------------------------------------
    First Clearing Corporation
      The Gladys & Franklin Clark
      Foundation #1
      C/o Gilbert A Bartlett
      809 Richmond Rd
      Williamsburg, VA 23185-3543           I         51,826.817        23.635%               0.139%
---------------------------------------------------------------------------------------------------------
    Williamsburg Landing Inc
      Reserve Fund #1
      Attn: Nancy Evans
      5700 Williamsburg Landing Dr
      Williamsburg, VA 23185-3775           I         49,619.433        22.628%               0.133%
---------------------------------------------------------------------------------------------------------

      To Evergreen International Trust's knowledge, the following persons owned beneficially or of record more than 5% of International Growth Fund's total outstanding shares as of April 30, 2001:

---------------------------------------------------------------------------------------------------------
                                                                      Percentage of       Percentage of
                                                                     Shares of Class     Shares of Class
   Name and Address                        Class    No. of Shares     Before Merger       After Merger
---------------------------------------------------------------------------------------------------------
    MLPF&S for the Sole Benefit of
      its Customers
      Attn: Fund Administration
      4800 Deer Lake Dr E 2nd flr
      Jacksonville, FL 32246-6484           A      1,580,575.954         9.676%               5.683%
---------------------------------------------------------------------------------------------------------
    American Express Trust Co
      FBO American Express Trust
      Retirement Service
      P.O. Box 534
      Minneapolis, MN 55440-0534            A        997,970.297         6.109%               3.588%
---------------------------------------------------------------------------------------------------------
    Union Bank Tr Nominee
      FBO Oregon Laborers Trust Pension
      P.O. Box 85484
      San Diego, CA 92186-5484              B        586,095.542        10.682%               9.531%
---------------------------------------------------------------------------------------------------------
    MLPF&S for the Sole Benefit of
      its Customers
      Attn: Fund Administration
      4800 Deer Lake Dr E 2nd flr
      Jacksonville, FL 32246-6484           C         57,204.018        10.942%               0.643%
---------------------------------------------------------------------------------------------------------
    First Union National Bank
      Trust Accounts
      1525 West Wt Harris Blvd
      Charlotte, NC 28288-1076              I     34,647,329.480        47.145%              46.806%
---------------------------------------------------------------------------------------------------------
    First Union National Bank
      Trust Accounts
      1525 West Wt Harris Blvd
      Charlotte, NC 28288-1076              I     26,674,917.271        36.297%              36.036%
---------------------------------------------------------------------------------------------------------
    First Union National Bank
      401K Accounts
      1525 West Wt Harris Blvd
      Charlotte, NC 28288                   I     11,001,641.505        14.970%              14.863%
---------------------------------------------------------------------------------------------------------

                        FINANCIAL STATEMENTS AND EXPERTS

      The Annual Report of International Growth Fund and Perpetual International Fund as of October 31, 2000, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

      Certain legal matters concerning the issuance of shares of International Growth Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

      Perpetual International Fund and International Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials may also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                 OTHER BUSINESS

      The Trustees of Evergreen International Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgement.

        THE TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE
            CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

June 8, 2001

                INSTRUCTIONS FOR VOTING AND EXECUTING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                                   VALID SIGNATURE

CORPORATE ACCOUNTS
(1) ABC Corp.                                                  ABC Corp.
(2) ABC Corp.                                                  John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer                          John Doe, Treasurer
(4) ABC Corp. Profit Sharing Plan                              John Doe, Trustee

TRUST ACOUNTS
(1) ABC Trust                                                  Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee  u/t/d 12/28/78                       Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA         John B. Smith
(2) John B. Smith                                              John B. Smith, Jr.,
Executor

      After completing your proxy card, return it in the enclosed postage-paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1.    Read the prospectus/proxy statement and have your proxy card at hand.
2.    Call the toll-free number indicated on your proxy card.
3.    Enter the control number found on your proxy card.
4.    Follow the simple recorded instructions.

VOTE BY FAX:

1. Read the prospectus/proxy statement and have your completed proxy card at hand.
2. Fax both front and back sides of your proxy card to the number indicated on your proxy card.

VOTE BY INTERNET:

1.    Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the website indicated on your proxy card and follow the voting instructions.

      The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone, fax or Internet.

      If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 888-707-8408.

                           (Intentionally Left Blank)

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of May, 2001, by and between Evergreen International Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen International Growth Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Perpetual International Fund series (the "Selling Fund").

      This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

      WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

      WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

      1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

      1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

      In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

      1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

      1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

      2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class I shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about August 3, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

      3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

            (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The audited financial statements of the Selling Fund at October 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since October 31, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

            (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Funds shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The audited financial statements of the Acquiring Fund at October 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

            (g) Since October 31, 2000 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

            (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.3 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

            (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

            (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

      Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

      In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

      7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

            (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

            (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

      Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

      In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trusts Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

      8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

            (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

            (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

      8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

            (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

            (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Funds management, and were found to be mathematically correct; and

            (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

      In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

      8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

            (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus\Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

            (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

            (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        EVERGREEN INTERNATIONAL TRUST
                                        ON BEHALF OF EVERGREEN
                                        INTERNATIONAL GROWTH FUND

                                        By: /s/ William M. Ennis
                                           -------------------------------------

                                        Name:    William M. Ennis

                                        Title:   President


                                        EVERGREEN INTERNATIONAL TRUST
                                        ON BEHALF OF EVERGREEN PERPETUAL
                                        INTERNATIONAL FUND

                                        By:      /s/ Michael H. Koonce
                                           -------------------------------------

                                        Name:    Michael H. Koonce

                                        Title:   Secretary

                                                                       EXHIBIT B

--------------------------------------------------------------------------------
                                   EVERGREEN
                           International Growth Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of October 31, 2000
--------------------------------------------------------------------------------

"In a period of change and volatility in international equity markets, Evergreen International Growth Fund outperformed its competitive benchmarks."

                            ------------------------
                              Portfolio Management
                            ------------------------

                                [PHOTO OMITTED]

                                Gillman C. Gunn
                              Tenure: January 1991
                            ------------------------

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE(1)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Morningstar's Style Box is based on a portfolio date as of 10/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

(1) Source: 2000 Morningstar, Inc.

(2) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns for Classes A and Y would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS(2)
--------------------------------------------------------------------------------
Portfolio Inception Date:9/6/1979       Class A    Class B   Class C   Class Y
Class Inception Date                   1/20/1998  9/6/1979  3/6/1998  3/9/1998
--------------------------------------------------------------------------------
Average Annual Returns *
--------------------------------------------------------------------------------
1 year with sales charge                -0.25%     -1.06%     2.01%      n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                  4.66%      3.86%     3.99%     4.93%
--------------------------------------------------------------------------------
5 years                                 10.71%     10.72%    11.01%    11.98%
--------------------------------------------------------------------------------
10 years                                 9.97%      9.64%     9.64%    10.74%
--------------------------------------------------------------------------------
Maximum Sales Charge                     4.75%      5.00%     2.00%      n/a
                                       Front End    CDSC      CDSC
--------------------------------------------------------------------------------
12-month income distributions
per share                               $0.11      $0.06     $0.06     $0.14
--------------------------------------------------------------------------------
12-month capital gain distributions
per share                               $0.41      $0.41     $0.41     $0.41
--------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]

                                                   10/00
                      Class B                    $25,088
                      MSCI EAFE                  $21,819
                      CPI                        $13,022

Comparison of a $10,000 investment in Evergreen International Growth Fund, Class B shares(2), versus a similar investment in the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE) and the Consumer Price Index (CPI).

The MSCI EAFE EAFE is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

All data is as of October 31, 2000 and is subject to change.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           International Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How did the Fund perform?
--------------------------------------------------------------------------------

For the twelve-month period ended October 31, 2000, the Fund's Class B shares returned 3.86% before the deduction of any applicable sales charges. During the same period, the median return of International Equity Funds was 0.83%, according to Lipper Inc., an independent monitor of mutual fund performance. The Morgan Stanley Capital International EAFE Index, a common benchmark of international equity investing, had a return of -2.66%. In a period of change and volatility in international equity markets, Evergreen International Growth Fund outperformed its competitive benchmarks.

--------------------------------------------------------------------------------
                                    Portfolio
                                 Characteristics
                                 ---------------

            Total Net Assets                            $751,292,788
            --------------------------------------------------------
            Number of Holdings                                   152
            --------------------------------------------------------
            Beta                                               0.65*
            --------------------------------------------------------
            P/E Ratio                                         38.1x*
            --------------------------------------------------------
--------------------------------------------------------------------------------

*as of 9/30/2000


--------------------------------------------------------------------------------
What factors affected performance during the twelve-month period?
--------------------------------------------------------------------------------

The fiscal year actually encompassed two very distinct periods. The first six months were marked by exceptionally strong performance in many markets, led by the "TMT" stocks of companies in the telecommunications, media and technology industries. The second six months featured a very different environment, in which the TMT stocks faltered in performance while defensive stocks, including those in the pharmaceutical, insurance and tobacco industries, tended to outperform the overall markets.

Our balanced strategy of including both growth stocks and value stocks in the portfolio resulted in performance that somewhat lagged the Lipper peer group during the first six months, but led to positive performance during the second six months as our defensive stock holdings helped reduce the impact of volatility. For the entire period, we outperformed the EAFE Index.

During the fiscal year, we concentrated first on sector allocations, and secondarily on country and regional allocations. It was a period of market equilibrium, in which sector and company selection was more important than country allocations. We overweighted defensive sectors such as pharmaceuticals, energy, insurance and tobacco, while underweighting more volatile sectors such as telecommunications services and telecommunications equipment.

--------------------------------------------------------------------------------
                                Top 10 Countries
                                ----------------
                (as a percentage of 10/31/2000 portfolio assets)

        United Kingdom                                         14.9%
        ------------------------------------------------------------
        Japan                                                  14.9%
        ------------------------------------------------------------
        Canada                                                 13.4%
        ------------------------------------------------------------
        France                                                 12.1%
        ------------------------------------------------------------
        Switzerland                                             8.0%
        ------------------------------------------------------------
        United States                                           5.8%
        ------------------------------------------------------------
        Germany                                                 5.6%
        ------------------------------------------------------------
        Netherlands                                             5.4%
        ------------------------------------------------------------
        Italy                                                   3.6%
        ------------------------------------------------------------
        Spain                                                   2.7%
        ------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
What were the types of investments that contributed to performance?
--------------------------------------------------------------------------------

Our overweighting in tobacco stocks was particularly successful, as our tobacco-related investments were up 24% in just the first ten months of 2000. British American Tobacco was a notable performer for the Fund, even though we were underweighted in the United Kingdom.

During most of the twelve-month period we emphasized energy stocks to take advantage of the effects of rising oil and gas prices. Our investments

--------------------------------------------------------------------------------
                                   EVERGREEN
                           International Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview
--------------------------------------------------------------------------------

included leading European energy companies as well as smaller Canadian exploration and production companies. However, near the end of the period, we cut back our emphasis on energy, taking profits from successful investments.

One of our largest country weightings was Canada, at about 13% of net assets on October 31. Our investments in Canada were concentrated in life insurance companies and oil companies, and appreciated by 24% from January through October, 2000.

In general, we avoided the volatile emerging markets, especially in Asia, concentrated principally in Mexico and Brazil, with smaller investments in other major emerging market countries.

--------------------------------------------------------------------------------
                                  Top 5 Sectors
                                  -------------
                   (as a percentage of 10/31/2000 net assets)

        Financials                                             33.0%
        ------------------------------------------------------------
        Health Care                                            10.2%
        ------------------------------------------------------------
        Consumer Staples                                       10.1%
        ------------------------------------------------------------
        Information Technology                                  9.2%
        ------------------------------------------------------------
        Materials                                               7.6%
        ------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Top 10 Holdings
                                 ---------------
                   (as a percentage of 10/31/2000 net assets)

        British America Tobacco Inds. Plc                       2.4%
        ------------------------------------------------------------
        Sumitomo Marine & Fire Ins. Co., Ltd.                   2.2%
        ------------------------------------------------------------
        Nestle SA                                               2.2%
        ------------------------------------------------------------
        Akzo Nobel NV                                           2.1%
        ------------------------------------------------------------
        Manulife Finl. Corp.                                    1.9%
        ------------------------------------------------------------
        HSBC Hldg. Plc                                          1.7%
        ------------------------------------------------------------
        Fortis (NL) NV                                          1.5%
        ------------------------------------------------------------
        ST Microelectronics                                     1.5%
        ------------------------------------------------------------
        Brascan Corp.                                           1.5%
        ------------------------------------------------------------
        Philips Electronics NV                                  1.5%
        ------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
What is your outlook in the international market?
--------------------------------------------------------------------------------

With high interest rates, higher energy costs and less optimism about the U.S. equity market, we anticipate that foreign markets will continue to be volatile. As a result, we plan to maintain a defensive portfolio positioning.

In Europe, we anticipate that economic growth in 2001 will be more vigorous than in the United States. Europe is at an earlier stage in the economic cycle, and exporters should benefit from the very weak euro currency. Among the positive factors that could encourage investments in Europe are the reductions in personal and corporate income taxes and the elimination of the capital gains tax in Germany. We believe these steps should encourage consumer spending in Europe, while unlocking cross-shareholdings in which one German company owns shares of another. Lower taxes also are proposed in France.

The trend away from government-sponsored pension funds in Europe and toward tax-advantaged retirement plans similar to 401-k and IRA plans in the United States also should benefit European investments by creating further demand for equities.

Finally, European investment opportunities should be enhanced as companies on the continent continue to increase their efficiency and productivity by cutting costs and focusing on core operations. We believe European companies are about three years behind U.S. companies in the move toward greater productivity, with many of the benefits of greater efficiency still in front of them. Managements in Europe are under great pressure to increase their companies' return on equity.

Clouding the outlook in Europe, however, is continued uncertainty about the effects of currency. The value of the euro in U.S. dollars has declined by about 27% since the European-wide currency was introduced in January 1999. Although we think the euro may have fallen to close to its bottom, it has been very hazardous for anyone to make forecasts about the strength of the euro.

Outside of Europe, the outlook for the Japanese market continues to be uncertain. While conditions are changing in Japan, they are changing faster elsewhere in the world. As a result, we expect we will continue to underweight investments in Japan.

                                     NOTES

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                     EVERGREEN PERPETUAL INTERNATIONAL FUND

                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                       EVERGREEN INTERNATIONAL GROWTH FUND

                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Perpetual International Fund ("Perpetual International Fund"), a series of Evergreen International Trust, to Evergreen International Growth Fund ("International Growth Fund"), also a series of Evergreen International Trust, in exchange for Class A, Class B, Class C and Class I shares (to be issued to holders of Class A, Class B, Class C and Class I shares, respectively, of Perpetual International Fund,) of beneficial interest, $.001 par value per share, of International Growth Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of International Growth Fund and Perpetual International Fund dated March 1, 2001;

     (2) Supplement to Prospectus and Statement of Additional Information of Evergreen International and Global Growth Funds dated April 16, 2001.

     (3) Annual Report of International Growth Fund and Perpetual International Fund for the year ended October 31, 2000;

     (4)  Pro Forma Financial Statements for October 31, 2000.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of International Growth Fund and Perpetual International Fund dated June 8, 2001. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen International Trust at the telephone numbers or addresses set forth above.

    The date of this Statement of Additional Information is June 8, 2001.

                          EVERGREEN INTERNATIONAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                      INTERNATIONAL AND GLOBAL GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2001


     Evergreen Emerging Markets Growth Fund ("Emerging Markets Growth Fund")
              Evergreen Global Leaders Fund ("Global Leaders Fund") Evergreen Global Opportunities Fund ("Global Opportunities Fund")
        Evergreen International Growth Fund ("International Growth Fund")
               Evergreen Latin America Fund ("Latin America Fund")
            Evergreen Perpetual Global Fund ("Perpetual Global Fund")
     Evergreen Perpetual International Fund ("Perpetual International Fund")
             Evergreen Precious Metals Fund ("Precious Metals Fund")

                     (Each a "Fund"; together, the "Funds")


      Each Fund is a series of Evergreen International Trust (the "Trust")


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated March 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain the prospectus by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated October 31, 2000. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.




                                TABLE OF CONTENTS


PART 1

TRUST HISTORY...........................................................1-1
INVESTMENT POLICIES.....................................................1-1
OTHER SECURITIES AND PRACTICES..........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES........................................1-3
EXPENSES...............................................................1-11
PERFORMANCE............................................................1-17
COMPUTATION OF CLASS A OFFERING PRICE..................................1-19
SERVICE PROVIDERS......................................................1-20
FINANCIAL STATEMENTS...................................................1-22

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...........2-1
PURCHASE AND REDEMPTION OF SHARES......................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS....................................2-21
PRICING OF SHARES......................................................2-24
PERFORMANCE CALCULATIONS...............................................2-25
PRINCIPAL UNDERWRITER..................................................2-26
DISTRIBUTION EXPENSES UNDER RULE 12b-1.................................2-27
TAX INFORMATION........................................................2-30
BROKERAGE..............................................................2-33
ORGANIZATION...........................................................2-34
INVESTMENT ADVISORY AGREEMENT..........................................2-35
MANAGEMENT OF THE TRUST................................................2-36
CORPORATE AND MUNICIPAL BOND RATINGS...................................2-39
ADDITIONAL INFORMATION.................................................2-50






                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.


                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund, other than Latin America Fund and Precious Metals Fund, may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund, other than Latin America Fund and Precious Metals Fund, may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Latin  America Fund  concentrates  (invests  more than 25% of its total
assets)  in   securities   of   issuers,   primarily   engaged  in  the  energy,
telecommunications and utility industries.

                                       1-1


         Precious Metals Fund concentrates (invests more than 25% of its total assets) in securities related to mining, processing or dealing in gold or other precious metals and minerals.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.


                                       1-2


         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus. The list below applies to all Funds unless otherwise noted:

Money Market Instruments
U.S. Government Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Securities Lending (excluding Precious Metals Fund)
Warrants
Indexed  Securities  (Perpetual Global Fund only) Options and Futures Strategies
Foreign  Securities  Foreign  Currency   Transactions  Illiquid  and  Restricted
Securities Investment in Other Investment Companies Short Sales Convertible Securities Brady Bonds (Latin America Fund only)


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 31, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 31, 2001.


---------------------------------------------------- -----------------
Emerging Markets Growth Fund - Class A shares

---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Charles Schwab & Co. Inc.                            36.46%
Special Custody Account
FBO Marilyn Izdebski
David Isaac
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
                                       1-3



----------------------------------------------------------------------

Emerging Markets Growth Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit of Its Customers         8.49%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       6.78%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Painewebber for the Benefit of                       6.10%
James W. Johnston
c/o Stonemarker Enterprises
380 Knollwood Street
Suite 570
Winston Salem, NC 27103-1834
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Salomon Smith Barney Inc.                            5.82%
333 West 34th Street, 3rd Floor
New York, NY 10001
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            73.13%
Trust Accounts
301 S. Tryon Street
11th Floor, CMG-1151
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            25.89%
Trust Accounts
301 S. Tryon Street
11th Floor, CMG-1151
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------

                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------





----------------------------------------------------------------------

Global Leaders Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       12.16%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------

                                       1-4

----------------------------------------------------------------------

Global Leaders Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank EB/INT                     59.89%
Cash Account
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank EB/INT                     17.71%
Reinvest Account
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       10.96%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Rofe & Company                                       9.97%
c/o State Street Bank & Trust Company
For Sub Account
Kokusai Securities Co. Ltd.
P.O. Box 5061
Boston, MA 02206-0001
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       14.79%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       30.08%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            9.87%
Re-Invest Account
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Peggy Bogutski Trustee                               7.49%
Diagnostix Plus Inc.
69 Fourth Avenue
Garden City Park, NY 1140
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  6.05%
Rollover IRA FBO
Martin S. Neifield
Tower at Oak Hill
1600 Hagys Ford Road, Apartment 4 Y-Z
Penn Valley, PA 19072-1051
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  5.15%
Sparrow Hospital
FBO Marcia K. Benton
8604 E. Grand River Road
Lainsburg, MI 48848-8748
---------------------------------------------------- -----------------
----------------------------------------------------------------------

International Growth Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
American Express Trust Company                       6.86%
FBO American Express Trust
Retirement Service
P.O. Box 534
Minneapolis, MN 55440-0534
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       6.82%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------

International Growth Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Union Bank TR Nominee                                10.39%
FBO Oregon Labores Trust Pension
P.O. Box 85484
San Diego, CA 92186-5484
---------------------------------------------------- -----------------
International Growth Fund - Class C shares
---------------------------------------------------- -----------------
Douglas Luther Mons Ellingson Trustee                15.26%
Revocable Living Trust
1833 East Carver Street
Tempe, AZ 85284-2509
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       15.26%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Prudential Securities Inc.                           6.06%
American National Bank & Trust Company
Emerald Investments LP
500 Skokie Boulevard, Suite 310
Northbrook, IL 60062-2856
---------------------------------------------------- -----------------
International Growth Fund - Class  Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            47.23%
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            37.00%
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            15.13%
401K Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Latin America Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       28.18%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Latin America Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       24.14%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Latin America Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       29.00%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------

Latin America Fund - Class Y shares
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            72.15%
401K Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  6.40%
Rollover IRA
FBO Floyd H. Tolle
1980 Adamsville Road
Zanesville, OH 43701-7658
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            5.06%
Trust Accounts
301 S. Tryon Street
11th Floor, CMG-1151
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Charles Schwab & Company Inc.                        8.80%
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           7.53%
MCV Phys Global Account
Carl Gattuso Executive Director
P.O. Box 980510
Richmond, VA 23298-0510
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------

                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Perpetual Global Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Terry A. Prince                                      31.27%
John H. Prince, Jr.
6708 Hollow Oak Drive
Mint Hill, NC 28277
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Paul E. Sedory                                       28.89%
P.O. Box 118
2250 AC Voorschoten
Netherlands
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           19.52%
Kristina R. Schvejda
40 Marilyn Street
North Haledon, NJ 07508
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  14.91%
IRA FBO Sydney B. Stephan
22200 Meadowbrook Avenue
Scandia, MN 55073
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Daniel J. Ludeman                                    5.38%
5105 Stratford Crescent
Richmond, VA 23226-1615
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Charles Schwab & Co. Inc.                            14.39%
Special Custody Account for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Key Trust Company Trustee                            5.76%
Attn: Martin Currie
P.O. Box 94871
Cleveland, OH 44101-4871
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------

                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class Y shares
---------------------------------------------------- -----------------
Stanley Picheny                                      46.13%
322 Central Park West
New York, NY 10025-7629
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           23.98%
The Gladys & Franklin Clark Foundation #1
C/o Gilbert A. Bartlett
809 Richmond Road
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Williamsburg Landing Inc.                            22.96%
Reserve Fund #1
Attn: Nancy Evans
5700 Williamsburg Landing Drive
Williamsburg, VA 23185-3775
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           5.37%
Adrian Matthew Picheny
1994 Trust
248 Club Drive
San Carlos, CA 94070-1617
---------------------------------------------------- -----------------

Precious Metals Fund - Class A shares
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       6.03%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
---------------------------------------------------- -----------------





----------------------------------------------------------------------

Precious Metals Fund - Class B shares
----------------------------------------------------------------------
MLPF&S For the Sole Benefit of                       8.57%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Precious Metals Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Painewebber For the Benefit of                       9.45%%
Margaret Cummings
P.O. Box 3321
Weehawken, NJ 08540
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Kimberlee A. Smith, Trustee                          7.98%
Kimberlee A. Smith Revocable Trust
43 Lily Pond Lane
St. Charles, MO 63304-0542
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            7.27%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Wexford Clearing Services Corporation                7.28%
Mr. Leonard W. Frame
Mr. Cynthia Frame, Co-Trustees
L W & C Frame Living Trust
Fresno, CA 93727-9717
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
A G Edwards & Sons Inc.                              7.14%
J. Gerald Lamoureux
IRA Account
One North Jefferson
St. Louis, MO 63103-2287
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Wexford Clearing Services Corporation                5.13%
Alfred G. Barnett Trustee
Elizabeth E. Barnett Decedent Trust
720 N. Fulton Street
Fresno, CA 93728-3406
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Precious Metals Fund - Class Y shares
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Kurt E. Cederberg                                    51.75%
18136 Gottschalk
Homewood, IL 60430-2216
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union Corporation                              48.24%
C/o Evergreen Investment Services
401 S. Tryon Street, 5th Floor
Charlotte, NC 28288-1195
---------------------------------------------------- -----------------


                                    EXPENSES

Advisory Fees


         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Evergreen Investment Management (EIM), a division of First Union National Bank (FUNB), is the investment advisor to Emerging Markets Growth Fund. EIM is entitled to receive from the Fund an annual fee based on the average daily net assets of the Fund as follows:



                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $100 million               1.42%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               1.37%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               1.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $300 million               1.27%
                  ---------------------------------- -----------------



         Evergreen Investment Management Company, LLC (EIMC), is the investment advisor to Global Leaders Fund, Global Opportunities Fund, International Growth Fund, Latin America Fund and Precious Metals Fund. EIMC is entitled to receive from Global Leaders Fund an annual fee of 0.87% of the Fund's average daily net assets.

         EIMC is entitled to receive from Global Opportunities Fund an annual fee based on the Fund's average daily net assets as follows:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                         first $200 million                   0.91%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $200 million                   0.86%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $200 million                   0.76%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          over $600 million                   0.66%
                  ---------------------------------- ------------------------


         EIMC is entitled to receive from International Growth Fund and Latin America Fund an annual fee based on each Fund's average daily net assets as follows:


                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                         First $200 million                   0.66%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Next $200 million                   0.56%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Next $200 million                   0.46%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Over $600 million                   0.36%
                  ---------------------------------- ------------------------


         EIMC is entitled to receive from Precious Metals Fund an annual fee based on the Fund's average daily net assets as follows:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                         First $100 million                   0.66%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Next $100 million                  0.535%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Over $200 million                   0.41%
                  ---------------------------------- ------------------------

         Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to Perpetual Global Fund and Perpetual International Fund. On February 19, 2001, the shareholders of Perpetual Global Fund and Perpetual International Fund approved new investment advisory agreements.

         Mentor Perpetual is entitled to receive a fee from the Perpetual Global Fund at the following annual rate of the Fund's average daily net assets:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          First $75 million                   1.10%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Over $75 million                    1.00%
                  ---------------------------------- ------------------------

         Mentor Perpetual is entitled to receive a fee of 1.00% of Perpetual International Fund's average daily net assets.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

  ----------------------------------------------------------------- ---------------------- -----------------------------------
                                                                     Advisory Fees Paid           Advisory Fees Waived
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------------------------------------------------------------------
  Fiscal Year Ended October 31, 2000

  ----------------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Emerging Markets Growth Fund                                      $1,097,081             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Leaders Fund                                               $3,746,155             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Opportunities Fund                                         $2,293,047             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  International Growth Fund                                         $4,178,042             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Latin America Fund                                                $226,614               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund                                             $2,379,494             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual International Fund                                      $1,998,011             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Precious Metals Fund                                              $451,332               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Fiscal Year or Period ended October 31, 1999
  ----------------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Emerging Markets Growth Fund                                      $912,765               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Leaders Fund                                               $3,651,052             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Opportunities Fund                                         $1,877,575             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  International Growth Fund                                         $4,195,994             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Latin America Fund                                                $258,833               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund  (1)                                        $191,652               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund  (2)                                        $2,082,585             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual International Fund                                      $1,414,283             $68,420
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Precious Metals Fund                                              $678,057               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ---------------------------------------------------------- -------------------------------- --------------------------------
  Fiscal Year or Period ended October 31, 1998
  ---------------------------------------------------------- -------------------------------- --------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Emerging Markets Growth Fund                                      $1,052,662             $119,348
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Leaders Fund                                               $2,726,675             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Opportunities Fund                                         $2,851,287             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  International Growth Fund                                         $1,698,718             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Latin America Fund                                                $580,017               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund (3)                                         $1,612,495             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual International Fund                                      $983,291               $318,510
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Precious Metals Fund                                              $834,351               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------


(1) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(2)  For the year ended September 30, 1999.
(3)  For the year ended September 30, 1998.


Sub-Advisory Fees Paid

         Mentor Perpetual, owned equally by Perpetual plc (Perpetual), and EIMC has entered into a sub-advisory agreement with Perpetual Portfolio Management Limited (PPM), a subsidiary of Perpetual plc, which provides that PPM's research department and staff will furnish Mentor Perpetual with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of Perpetual Global Fund and Perpetual International Fund. PPM will be reimbursed by Mentor Perpetual in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by PPM.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal year periods by each Fund to its formerly affiliated broker-dealer, Lieber & Company, formerly an indirect wholly owned subsidiary of FUNB. The Global Leaders Fund also paid brokerage commissions to First Union Services, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. Global Leaders Fund paid FUSI $34,623 for the fiscal year ended October 31, 2000. For more information regarding the brokerage commissions, see "Brokerage" in Part 2 of this SAI.


------------------------------------------ -------------------------------- -------------------------------

Fund/Fiscal Year or Period                 Total Paid to All Brokers        Total Paid to Lieber

------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 2000
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------
Emerging Markets Growth Fund               $290,070                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Leaders Fund                        $518,610                         $76,713
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Opportunities Fund                  $1,411,948                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
International Growth Fund                  $5,215,249                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Latin America Fund                         $92,654                          $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund                      $1,837,553                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual International Fund               $1,228,197                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Precious Metals Fund                       $168,625                         $0
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 1999
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------
Emerging Markets Growth Fund               $453,825                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Leaders Fund                        $310,765                         $190,546
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Opportunities Fund                  $277,723                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
International Growth Fund                  $3,897,536                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Latin America Fund                         $362,833                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund (a)                  $153,385                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund (b)                  $1,367,379                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual International Fund               $798,218                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Precious Metals Fund                       $363,964                         $0
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 1998
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------
Emerging Markets Growth Fund               $1,176,641                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Leaders Fund                        $295,617                         $134,741
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Opportunities Fund                  $1,181,989                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
International Growth Fund                  $1,928,536                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Latin America Fund                         $834,333                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund (c)                  $1,272,077                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual International Fund               $733,000                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Precious Metals Fund                       $466,226                         $0
------------------------------------------ -------------------------------- -------------------------------


(a) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b)  For the year ended  September 30, 1999.
(c)  For the year ended September 30, 1998.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended October 31, 2000, (1) the percentage of aggregate brokerage commissions paid by Global Leaders Fund to Lieber & Company and FUSI; and (2) the percentage of Global Leaders Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company and FUSI. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

------------------------------ -------------------- ---------------------- ------------------------ -------------------------

                                                        Percentage of                                    Percentage of
                                  Percentage of        Commissionable           Percentage of            Commissionable
                                   Commissions      Transactions through    Commissions to First      Transactions through
Fund                           To Lieber & Company    Lieber & Company      Union Services, Inc.     First Union Services,
                                                                                                              Inc.

------------------------------ -------------------- ---------------------- ------------------------ -------------------------
------------------------------ -------------------- ---------------------- ------------------------ -------------------------

Global Leaders Fund            14.8%                22.0%                  6.7%                     9.4%
------------------------------ -------------------- ---------------------- ------------------------ -------------------------


Portfolio Turnover

         The Funds, generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

----------------------------------------- -------------------------- --------------------------------------

                                          Total Underwriting         Underwriting Commissions Retained
                                          Commissions
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------

Fiscal Year ended October 31, 2000
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Emerging Markets Growth Fund              $86,975                    $715
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Leaders Fund                       $1,723,871                 $19,955
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Opportunities Fund                 $1,208,439                 $25,579
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                 $450,847                   $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Latin America Fund                        $26,764                    $668
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund                     $576,872                   $11,761
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual International Fund              $1,203,882                 $9,391
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Precious Metals Fund                      $52,296                    $1,245
----------------------------------------- -------------------------- --------------------------------------

-----------------------------------------------------------------------------------------------------------

Fiscal Year ended October 31, 1999
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Emerging Markets Growth Fund              $41,347                    $2,153
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Leaders Fund                       $1,581,139                 $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Opportunities Fund                 $148,916                   $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                 $338,284                   $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Latin America Fund                        $36,833                    $1,346
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund (a)                 $6,517                     $240
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund (b)                 $47,760                    $5,414
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual International Fund              $133,551                   $2,599
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Precious Metals Fund                      $170,912                   $0
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 1998
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Emerging Markets Growth Fund              $54,089                    $1,688
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Leaders Fund                       $1,865,837                 $17,365
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Opportunities Fund                 $204,540                   $1,290
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                 $1,003,080                 $910
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Latin America Fund                        $114,282                   $3,958
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund (c)                 $113,331                   $113,331
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual International Fund              N/A                        N/A
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Precious Metals Fund                      $382,097                   $460
----------------------------------------- -------------------------- --------------------------------------


(a) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b)  For the year ended September 30, 1999.
(c)  For the year ended September 30, 1998.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended October 31, 2000. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------- ------------------------------- ------------------------------ --------------------------------

                                Class A shares                  Class B shares                 Class C shares


Fund
                                ------------------------------- ------------------------------ --------------------------------
                                ---------------- -------------- --------------- -------------- --------------- ----------------

                                Distribution     Service Fees   Distribution    Service Fees   Distribution    Service Fees
                                Fees                            Fees                           Fees
=============================== ================ ============== =============== ============== =============== ================
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Emerging Markets Growth Fund    N/A              $22,779        $28,280         $9,427         $9,142          $3,048
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Global Leaders Fund             N/A              $368,202       $1,691,577      $563,859       $41,832         $13,944
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Global Opportunities Fund       N/A              $170,093       $1,148,808      $382,936       $221,137        $73,713
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
International Growth Fund       N/A              $355,744       $434,143        $144,715       $19,512         $6,504
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Latin America Fund              N/A              $16,855        $165,690        $55,230        $32,477         $10,826
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Perpetual Global Fund           N/A              $219,366       $18,206         $6,069         $1,051,715      $350,572
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Perpetual International Fund    N/A              $284,735       $31,221         $10,407        $577,497        $192,499
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Precious Metals Fund            N/A              $144,113       $64,206         $21,402        $2,206          $735
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------



Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended October 31, 2000 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

---------------------------------- ------------------------------- -----------------------------
                                                                   Total Compensation from the
                                    Aggregate Compensation from     Evergreen Fund Complex for
             Trustee               the Trust for the fiscal year     the twelve months ended
                                          ended 10/31/2000                 12/31/2000*


---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Laurence B. Ashkin**               $1,710                          $82,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Charles A. Austin, III             $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Arnold H. Dreyfuss**               $1,434                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
K. Dun Gifford                     $1,735                          $91,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
James S. Howell***                 $1,011                          $38,750
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Leroy Keith Jr.                    $1,710                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Gerald M. McDonnell                $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Thomas L. McVerry                  $1,949                          $98,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Louis W. Moelchert, Jr.            $1,434                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
William Walt Pettit                $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
David M. Richardson                $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Russell A. Salton, III             $1,939                          $101,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Michael S. Scofield                $2,237                          $112,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Richard J. Shima                   $1,710                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Richard K. Wagoner                 $1,434                          $88,500
---------------------------------- ------------------------------- -----------------------------


*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin            $ 26,550
Howell            $ 27,125
McDonnell         $ 88,500
McVerry           $ 98,500
Moelchert         $ 83,000
Petit             $ 83,000
Salton            $ 101,000
Scofield          $ 65,100


** As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 2000. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- ---------------------

                                                                      Ten Years or
                                                                     Since Inception       Inception Date
Fund/Class                   One Year             Five Years            of Class              of Class

----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Emerging Markets Growth Fund
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -13.45%              1.09%                 -2.91%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -13.33%              1.09%                 -2.71%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -10.58%              1.52%                 -2.69%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -7.86%               2.58%                 -1.70%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Global Leaders Fund (1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -0.27%               N/A                   13.05%               6/3/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 0.00%                N/A                   13.44%               6/3/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.01%                N/A                   13.65%               6/3/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 6.03%                N/A                   14.68%               11/1/1995
----------------------- -------------------- --------------------- -------------------- ---------------------

-------------------------------------------------------------------------------------------------------------
Global Opportunities Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 20.46%               10.46%                15.43%               3/16/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 21.94%               10.68%                15.46%               2/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 24.97%               10.95%                15.48%               2/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 28.22%               11.89%                16.17%               1/13/1997
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
International Growth Fund (3)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -1.33%               10.11%                9.20%                1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -1.06%               10.72%                9.64%                9/6/1979
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 2.01%                11.01%                9.64%                3/6/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 4.93%                11.98%                10.74%               3/9/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Latin America Fund (4)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 17.66%               5.73%                 4.59%                11/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 18.92%               5.91%                 4.74%                11/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 21.95%               6.18%                 4.72%                11/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 25.18%               7.15%                 5.60%                3/30/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Perpetual Global Fund (5)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -6.97%               12.07%                10.66%               3/29/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -6.32%               12.97%                11.53%               10/18/1999
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -3.69%               12.58%                10.82%               3/29/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -1.03%               13.57%                11.80%               11/19/1997
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Perpetual International Fund (1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -7.50%               N/A                   7.68%                12/27/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -7.07%               N/A                   8.80%                10/18/1999
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -4.39%               N/A                   8.53%                12/27/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -1.62%               N/A                   9.40%                5/29/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Precious Metals Fund (3)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -30.63%              -15.26%               -4.17%               1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -30.61%              -14.92%               -3.80%               1/30/1978
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -28.45%              -14.63%               -3.81%               1/29/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -26.37%              -14.10%               -3.18%               2/29/2000
----------------------- -------------------- --------------------- -------------------- ---------------------


(1) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

(2) Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and Class C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

(3) Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and Y would have been higher.

(4) Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered along with Class B and C. These historical returns for Class Y include the effect of the 0.25% 12b-1 fees applicable to Class A. Class Y does not pay 12b-1 fees. If these fees had not been reflected, returns for Class Y would have been higher. Classes B and C each pay 12b-1 fees of 1.00%.

(5) Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at October 31, 2000. For more information, see " Pricing of Shares" in
Part 2 of this SAI.

----------------------------------------- ----------------- ------------------- --------------------------
                                                            Per Share           Offering
                                          Net Asset Value   Sales               Price Per
Fund                                                        Charge              Share

----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Emerging Markets Growth Fund              $8.56             5.75%               $9.08
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Global Leaders Fund                       $19.09            5.75%               $20.25
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Global Opportunities Fund                 $27.82            5.75%               $29.52
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
International Growth Fund                 $8.61             5.75%               $9.14
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Latin America Fund                        $10.46            5.75%               $11.10
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Perpetual Global Fund                     $20.37            5.75%               $21.61
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Perpetual International Fund              $16.25            5.75%               $17.24
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Precious Metals Fund                      $8.74             5.75%               $9.27
----------------------------------------- ----------------- ------------------- --------------------------



                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets, and for Perpetual Global at the annual rate of 0.15% of its average daily net assets.

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

==================================================== ===========================

Fund/Fiscal Year or Period                           Administrative Fee Paid
---------------------------------------------------- ---------------------------
Year or Period Ended October 31, 2000
--------------------------------------------------------------------------------
---------------------------------------------------- ---------------------------
                                                     $66,719
Emerging Markets Growth Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $365,613
Global Leaders Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $223,302
Global Opportunities Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $683,180
International Growth Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $28,172
Latin America Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $345,674
Perpetual Global Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $207,267
Perpetual International Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                         $54,598
Precious Metals Fund
---------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------
Year or Period Ended October 31, 1999
--------------------------------------------------------------------------------
---------------------------------------------------- ---------------------------
Emerging Markets Growth Fund                         $14,912
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Global Leaders Fund                                  $94,269
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Global Opportunities Fund                            $26,349
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
International Growth Fund                            $106,380
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Latin America Fund                                   $4,434
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual Global Fund (a)                            $27,795
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual Global Fund (b)                            $255,756
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual International Fund                         $141,826
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Precious Metals Fund                                 $13,832
---------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------
Year or Period Ended October 31, 1998
--------------------------------------------------------------------------------
---------------------------------------------------- ---------------------------
Emerging Markets Growth Fund                         $20,159
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Global Leaders Fund                                  $82,011
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Global Opportunities Fund                            $37,199
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
International Growth Fund                            $39,790
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Latin America Fund                                   $10,679
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual Global Fund                                $153,750
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual International Fund                         $63,564
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Precious Metals Fund                                 $17,406
---------------------------------------------------- ---------------------------

(a) For the one month ended 10/31/1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b)      For the year ended 9/30/1999.
(c)      For the year ended 9/30/1998.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Funds pays ESC annual fees as follows:

-------------------------------- -------------------- --------------------

                                   Annual Fee Per       Annual Fee Per
Fund Type                           Open Account*      Closed Account**
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
Monthly Dividend Funds                 $25.50                $9.00
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $24.50                $9.00
Quarterly Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Semiannual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Annual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $25.50                $9.00
Money Market Funds
-------------------------------- -------------------- --------------------


*For  shareholder  accounts  only.  Each Fund pays ESC cost plus 15% for  broker accounts.
**Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970 or by downloading it off our website at www.evergreen-funds.com.


                                       2-1



                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association (GNMA).
--------------------------------------------------------------------------

         The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.
Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.


Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC in January 2000, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:




   REDEMPTION TIME                                               CDSC RATE

   Month of purchase and the first 12-month
   period following the month of purchase........................      5.00%
   Second 12-month period following the month of purchase........      4.00%
   Third 12-month period following the month of purchase.........      3.00%
   Fourth 12-month period following the month of purchase........      3.00%
   Fifth 12-month period following the month of purchase.........      2.00%
   Sixth 12-month period following the month of purchase.........      1.00%
   Thereafter....................................................     0.00%

   See "Contingent Deferred Sales Charge" below.

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                           CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase                        2.00%
         Second 12-month period following the month of purchase        1.00%
         Thereafter                                                    0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S Shares

         Class S shares of the Evergreen Money Market Funds are offered at NAV without an initial or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI.
Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information. Institutional Shares, Institutional Service Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class Y, Institutional and Institutional Service shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your initial sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the initial sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen Money Market funds, to determine the initial sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.



Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

                 1.    purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3.    institutional investors, which may include bank trust
                    departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC may automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily (or twice daily, for money market funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                      [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                           [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C, Class S and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------
                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------
                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------
                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------
                                   Class S                 0.75%**
                        ------------------------------- ---------------
                        ------------------------------- ---------------
                            Institutional Service           0.75%*
                        ------------------------------- ---------------

                  *Currently limited to 0.30% or less on Evergreen Money Market Funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.
                  **Currently limited to 0.60% or less on Evergreen Money Market Funds. Of this amount 0.25% is to be used exclusively as a shareholder service fee.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25%, to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts in the chart above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C, Class S and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- --------------
                                  Class A                       0.30%*
                                  ----------------------------- --------------
                                  ----------------------------- --------------
                                  Class B                       1.00%
                                  ----------------------------- --------------
                                  ----------------------------- --------------
                                  Class C                       1.00%
                                  ----------------------------- --------------
                                  ----------------------------- --------------
                                  Class S                       0.60%*
                                  ----------------------------- --------------
                                  ----------------------------- --------------
                                  Institutional Service         0.25%*
                                  ----------------------------- --------------

                  *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C and Class S shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S and Institutional Service shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.





                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         First Union Securities, Inc., an affiliate of the Funds' advisors and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Funds.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EIMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); Trustee, Arthritis Foundation of New England;
                                                                 and Director, Health Development Corp. (fitness-wellness
                                                                 centers); Formerly, Director, Mentor Income Fund, Inc.


K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/23/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Preservation and Exchange Trust (education); former Chairman of the Board, Director, and Executive Vice President, The
                                                                 London Harness Company (leather goods purveyor); former
                                                                 Managing Partner, Roscommon Capital Corp.; former Chief
                                                                 Executive Officer, Gifford Gifts of Fine Foods; former
                                                                 Chairman, Gifford, Drescher & Associates (environmental
                                                                 consulting); Formerly, Director, Mentor Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor Steel Company;
(DOB: 7/14/39)                                                   Formerly, Director, Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Chairman, Investment
                                                                 Committee Virginia Retirement System; former Chairman of the
                                                                 Board of the Common Fund; former Board member Common Fund
                                                                 Capital; Board member Common Fund Institutional Funds;
                                                                 Formerly, Trustee, Mentor Variable Investment Portfolios and
                                                                 Mentor Institutional Trust; Formerly, Director, Mentor
                                                                 Income Fund, Inc. and America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.;
(DOB: 8/26/55)                                                   Formerly, Director, Mentor Income Fund, Inc.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information (executive recruitment information and research company); former Vice Chairman, DHR International, Inc.
                                                                 (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment);
                                                                 Director, Commerce and Industry Association of New Jersey,
                                                                 411 International, Inc. (communications), and J&M Cumming
                                                                 Paper Co.(paper merchandise);. Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA; Formerly, Director, Mentor Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, FUNB ; former
                                                                 consultant to the Board of Trustees of the Evergreen Funds;
                                                                 former member, New York Stock Exchange; member, North
                                                                 Carolina Securities Traders Association; member, Financial
                                                                 Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, First Union Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.

*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.




S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                       SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAIs)
                                       OF
                         EVERGREEN DOMESTIC GROWTH FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                                  MENTOR FUNDS
                                  SECTOR FUNDS

I.       Evergreen International and Global Growth Funds

         Effective April 2, 2001, the sections of the prospectus entitled "FUND FACTS - PORTFOLIO MANAGERS" and "THE FUNDS' PORTFOLIO MANAGERS" for Evergreen Perpetual Global Fund and Evergreen Perpetual International Fund are revised to add Jeffrey Taylor and to remove Margaret Roddan and Ian Brady. In addition, the following paragraph is added under the section entitled "THE FUNDS' PORTFOLIO MANAGERS" for each Fund:

         Jeffrey Taylor has been the European Team Leader of the Fund since April 2001. Mr. Taylor has been a portfolio manager with Perpetual Portfolio Management Limited (PPM) since June 1997. From 1987 until he joined PPM, he managed European assets for Dillon Read Securities. Mr. Taylor has been affiliated with Mentor Perpetual since April 2001.

         Effective April 27, 2001, the sections of the prospectus entitled "FUND FACTS - PORTFOLIO MANAGERS" and "THE FUNDS' PORTFOLIO MANAGERS" for Evergreen Emerging Markets Fund and Evergreen Latin America Fund are revised to remove Antonio Docal. Liu-Er Chen will continue to manage the Evergreen Emerging Markets Fund. Dan Savyckyj is added as portfolio manager to the Evergreen Latin America Fund. The following paragraph is added under the section entitled "THE FUNDS' PORTFOLIO MANAGERS":

         Dan Savyckyj has been the portfolio manager of the Fund and with EIMC since April 2001. Mr. Savyckyj has been an analyst with EIMC since February 2000. From October 1997 until he joined EIMC, Mr. Savyckyj was an analyst with Baring Asset Management.

II.      Evergreen Domestic Growth Funds

         Effective April 16, 2001, the sections of the prospectus entitled "FUND FACTS - PORTFOLIO MANAGERS" and "THE FUND'S PORTFOLIO MANAGERS" for Evergreen Premier 20 Fund are revised to designate Patricia Bannan as the lead portfolio manager for the Fund. Donald Bisson will continue to be a portfolio manager for the Fund.

III. Evergreen Domestic Growth Funds, Evergreen International and Global Growth Funds, Mentor Funds and Evergreen Southern State Municipal Bond Funds

         Effective  May  11,  2001,  Evergreen  Masters  Fund,  Evergreen  Stock
Selector Fund, Evergreen Reserve Money Market Fund, Evergreen Reserve U.S. Government Money Market Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs.

         Evergreen Domestic Growth Funds, Mentor Funds and Evergreen Southern State Municipal Bond Funds

         The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         For Masters Fund,  all  references to Evergreen  Investment  Management
(EIM) in the section entitled "Masters Fund Manager Oversight" under "THE FUNDS' PORTFOLIO MANAGERS" shall now reference EIMC.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

         Evergreen International and Global Growth Funds:

         Effective May 11, 2001, Evergreen Emerging Markets Growth Fund will change investment advisor. There will be no change in either the portfolio manager(s) of the Fund or the advisory fees paid by the Fund. In conjunction with the above, the following revisions apply to the Fund's prospectus and SAI. The section of the Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUND'S INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to:
         o Emerging Markets Growth Fund
         o Global Leaders Fund
         o Global Opportunities Fund
         o International Growth Fund
         o Latin America Fund
         o Precious Metals Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of the Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to Emerging Markets Growth Fund, Global Leaders Fund, Global Opportunities Fund, International Growth Fund, Latin America Fund and Precious Metals Fund.

         All references to EIMC serving as sub-advisor to Evergreen Emerging Markets Growth Fund in the prospectus and SAI are removed.

IV. Evergreen Domestic Growth Funds, Evergreen International and Global Growth Funds, Mentor Funds, Sector Funds and Evergreen Southern State Municipal Bond Funds

         Effective May 11, 2001, the paragraph of the prospectuses entitled "Class Y" under "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" is replaced with the following paragraph.

         Class I

         Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen Fund on or before 12/31/1994.

April 16, 2001                                                       557834 4/01

                          EVERGREEN INTERNATIONAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen International Trust's Registration Statement on Form N-1A filed on December 12, 1997. Registration No. 333-42195 ("Form N-1A Registration Statement").

2. Bylaws. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

3.   Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus /Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Evergreen International Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII., included as part of Exhibits 1 and 2 of this Registration Statement.

6(a).Form of Investment Advisory Agreement between Evergreen Investment
     Management Company, LLC and Evergreen International Trust. Incorporated by reference to Registrant's Form N-1A Registration Statement.

6(b).Form of Investment Advisory Agreement between Mentor Perpetual Advisors,
     LLC and Evergreen International Trust. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on February 26, 2001, Registration No. 333-42195.

6(c) Form of Sub-Advisory Agreement between Mentor Perpetual Advisors, LLC and
     Perpetual Portfolio Management Limited. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on February 26, 2001, Registration No. 333-42195.

7(a).Underwriting Agreements between Evergreen Distributor,  Inc. and Evergreen
     International Trust for Classes A, B, and I (formerly Y). Incorporated by reference to the Registrant's Form N-1A Registration Statement.

7(b).Specimen Copy of Dealer Agreement for Class A , Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

9. Agreement between State Street Bank and Trust Company and Evergreen International Trust. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

10. Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

11.  Opinion and Consent of Sullivan & Worcester LLP.   Filed herewith.

12.  Tax Opinion and Consent of Sullivan & Worcester LLP.   Filed herewith.

13.  Not applicable.

14. Consent of KPMG LLP. Incorporated by reference to Evergreen International Trust's Registration Statement on Form N-14AE-A filed on June 1, 2001.

15.  Not applicable.

16.  Powers of Attorney.  Filed herewith.

17.  Not applicable.

18.  Form of Proxy Card. Filed herewith.

19.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of June, 2001.

                                         EVERGREEN INTERNATIONAL TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of June, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry              /s/ Louis M. Moelchert, Jr.
-----------------------------     -----------------------------      -------------------------------
Gerald M. McDonnell*              Thomas L. McVerry*                 Louis M. Moelchert, Jr.*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Russell A. Salton, III MD
------------------------------   ------------------------------      -------------------------------
Michael S. Scofield*              David M. Richardson*               Russell A. Salton, III MD*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima               /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                   Richard K. Wagoner*
Trustee                          Trustee                             Trustee


*By: /s/ Maureen E. Towle
----------------------------
Maureen E. Towle
Attorney-in-Fact



     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT        EXHIBIT
NO.

11             Opinion and Consent of Sullivan & Worcester LLP
12             Tax Opinion and Consent of Sullivan & Worcester LLP
16             Powers of Attorney
18             Form of Proxy card

                           SULLIVAN & WORCESTER LLP
                           1025 CONNECTICUT AVENUE, N.W.
                           WASHINGTON, D.C. 20036
                           TELEPHONE: 202-775-8190
                           FACSIMILE: 202-293-2275

565 FIFTH AVENUE                                     ONE POST OFFICE SQUARE
EIGHTEENTH FLOOR                            BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10017                    TELEPHONE: 617-338-2800
TELEPHONE: 212-486-8200                              FACSIMILE: 617-338-2880
FACSIMILE: 646-865-1494

                                                              June 4, 2001



Evergreen International Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

         We have been requested by Evergreen International Trust, a Delaware business trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to the Evergreen International Growth Fund (the "Acquiring Fund"), a series of the Trust. We understand that the Trust is about to file Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File No. 333-59882) which was filed on May 1, 2001 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Acquiring Fund of all of the assets of Evergreen Perpetual International Fund (the "Acquired Fund"), a series of Trust, in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that the conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Business Trusts" (the "Delaware business trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on July 27, 2001, it is our opinion that the shares of the Acquiring Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                             Very truly yours,


                                             /s/SULLIVAN & WORCESTER LLP
                                             -------------------------
                                             SULLIVAN & WORCESTER LLP

Evergreen Perpetual International Fund
Evergreen International Growth Fund
June 1, 2001
Page 1



                             SULLIVAN & WORCESTER LLP
                           1025 CONNECTICUT AVENUE, N.W.
                              WASHINGTON, D.C. 20036
                             TELEPHONE: 202-775-8190
                             FACSIMILE: 202-293-2275

565 FIFTH AVENUE                                   ONE POST OFFICE SQUARE
NEW YORK, NEW YORK 10017                           BOSTON, MASSACHUSETTS 02109
TELEPHONE: 212-486-8200                            TELEPHONE: 617-338-2800
FACSIMILE: 646-865-1494                            FACSIMILE: 617-338-2880




                                  June 1, 2001


Evergreen Perpetual International Fund
Evergreen International Growth Fund
Evergreen International Trust
200 Berkeley Street
Boston, Massachusetts 02116

         Re:      Acquisition by Evergreen International Growth Fund of Assets
                  -------------------------------------------------------------
                  of Evergreen Perpetual International Fund
                  -----------------------------------------

Ladies and Gentlemen:

         You have asked for our opinion as to certain Federal income tax consequences of the transaction described below.

                           Parties to the Transaction

         Evergreen Perpetual International Fund ("Target Fund") is a series of Evergreen International Trust, a Delaware business trust.

         Evergreen International Growth Fund ("Acquiring Fund") is also a series of Evergreen International Trust.

                       Description of Proposed Transaction

         In the proposed transaction (the "Reorganization"), Acquiring Fund will acquire all of the assets of Target Fund in exchange for shares of Acquiring Fund of equivalent value and the assumption of the identified liabilities of Target Fund. Target Fund will then dissolve and distribute all of the Acquiring Fund shares which it holds to its shareholders pro rata in proportion to their shareholdings in Target Fund, in complete redemption of all outstanding shares of Target Fund.

                         Scope of Review and Assumptions

         In rendering our opinion, we have reviewed and relied upon the Agreement and Plan of Reorganization between Acquiring Fund and Target Fund dated as of May 1, 2001 (the "Reorganization Agreement") and on a prospectus/proxy statement dated June 8, 2001, which describes the proposed transactions, and on the information provided in such prospectus/proxy statement. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of the closing of the transaction. We further assume that the transaction will be carried out in accordance with the Reorganization Agreement.

                                 Representations

         Written representations, copies of which are attached hereto, have been made to us by the appropriate officers of Evergreen International Trust on behalf of Target Fund and on behalf of Acquiring Fund, and we have without independent verification relied upon such representations in rendering our opinions.

                                    Opinions

         Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, we have the following opinions:

         1. The transfer of all of the assets of Target Fund in exchange for shares of Acquiring Fund and assumption by Acquiring Fund of the identified liabilities of Target Fund followed by the distribution of said Acquiring Fund shares to the shareholders of Target Fund in dissolution and liquidation of Target Fund will constitute a reorganization within the meaning of ss. 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and Acquiring Fund and Target Fund will each be "a party to a reorganization" within the meaning of ss. 368(b) of the Code.

         2. No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund solely in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund.

         3. No gain or loss will be recognized by Target Fund upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund, or upon the distribution (whether actual or constructive) of such Acquiring Fund shares to the shareholders of Target Fund in exchange for their Target Fund shares.

         4. The shareholders of Target Fund will recognize no gain or loss upon the exchange of their Target Fund shares for Acquiring Fund shares in liquidation of Target Fund.

         5. The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization.

         6. The holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares were held as a capital asset on the date of the Reorganization.

         7. The basis of the assets of Target Fund acquired by Acquiring Fund will be the same as the basis of those assets in the hands of Target Fund immediately prior to the Reorganization, and the holding period of the assets of Target Fund in the hands of Acquiring Fund will include the period during which those assets were held by Target Fund.

         This opinion letter is delivered to you in satisfaction of the requirements of Section 8.6 of the Reorganization Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 relating to the Reorganization and to use of our name and any reference to our firm in such Registration Statement or in the prospectus/proxy statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                   Very truly yours,



                                                   /s/  Sullivan & Worcester LLP


                                                   SULLIVAN & WORCESTER LLP

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Charles A. Austin, III

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Gerald M. McDonnell

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Thomas L. McVerry

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Russell A. Salton, III, M.D.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
K. Dun Gifford

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Leroy Keith, Jr.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
David M. Richardson

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Michael S. Scofield

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Richard J. Shima

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
William W. Pettit

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Louis W. Moelchert

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Richard Wagoner

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter President and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  President
William M. Ennis

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Treasurer and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Treasurer
Carol A. Kosel

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN
                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                     EVERGREEN PERPETUAL INTERNATIONAL FUND,
                    a series of Evergreen International Trust


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 27, 2001


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Michael H. Koonce and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen Perpetual International Fund, a series of Evergreen International Trust, ("Perpetual International Fund") that the undersigned is entitled to vote at the special meeting of shareholders of Perpetual International Fund to be held at 2:00 p.m. on July 27, 2001 at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                           Date                 , 2001


                           ----------------------------------------

                           ----------------------------------------
                           Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


     1. To approve an Agreement and Plan of Reorganization whereby Evergreen International Growth Fund, a series of Evergreen International Trust, will (i) acquire all of the assets of Perpetual International Fund in exchange for shares of Evergreen International Growth Fund; and (ii) assume the identified liabilities of Perpetual International Fund, as substantially described in the accompanying Prospectus/Proxy Statement.


         ---- FOR        ---- AGAINST      ---- ABSTAIN

     2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

         ---- FOR        ---- AGAINST      ---- ABSTAIN

                                               June 4, 2001



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Evergreen International Trust (the "Trust")
    Evergreen Perpetual International Fund and Evergreen International Growth
     Fund
    Post-Effective Amendment No. 1 to Registration Statement on Form N-14AE 1933 Act Registration No. 333-59882
    CIK 0001046027

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Post Effective Amendment No. 1 to the Registration Statement on Form N-14AE of Evergreen International Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Perpetual International Fund, a separate series of the Trust, by and in exchange for shares of Evergreen International Growth Fund, another separate series of the Trust.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of filing certain exhibits and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: Robert N. Hickey, Esq.